UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2004

SEMI-ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	All Cap Value Fund

■	Balanced Fund

■	Capital Fund

■	International Equity Fund

■	Investors Value Fund

■	Large Cap Growth Fund

■	Small Cap Growth Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Both the stock and bond markets changed gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates and inflation, and the presidential election. The good news — solid corporate earnings, the improving economy and renewed job growth, and the still low level of interest rates — was largely ignored. As a result, stock market returns for the first six months of 2004 were generally modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half was largely in line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance was also hampered by heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected, the central bank edged up its federal funds ratei target from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished on a flat note. However, municipal bonds, mortgage-backed securities, U.S. Agencies and corporate issues in general held up better than those of U.S. Treasury bonds on a total return basis.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Indexii rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2004

(excluding sales charges)

6 Months

All Cap Value Fund - Class A Shares	3.38%

Russell 3000 Index	3.59%

Lipper Multi-Cap Value Funds Category Average	4.30%

Balanced Fund - Class A Shares	0.72%

S&P 500 Index	3.44%

Citigroup Broad Investment Grade Bond Index	0.18%

Lipper Balanced Funds Category Average	1.79%

Capital Fund - Class A Shares	4.25%

Russell 3000 Index	3.59%

Lipper Multi-Cap Value Funds Category Average	4.30%

International Equity Fund - Class A Shares	3.75%

MSCI EAFE Index	4.56%

MSCI EAFE Growth Index	2.48%

Lipper International Large Cap Core Funds Category Average	2.49%

Investors Value Fund - Class A Shares	3.39%

S&P 500 Index	3.44%

Lipper Large-Cap Value Funds Category Average	3.24%

Large Cap Growth Fund - Class A Shares	-0.27%

Russell 1000 Growth Index	2.74%

S&P 500 Index	3.44%

Lipper Large-Cap Core Funds Category Average	2.03%

Small Cap Growth Fund - Class A Shares	2.60%

Russell 2000 Growth Index	5.68%

Russell 2000 Index	6.76%

Lipper Small Cap Growth Funds Category Average	3.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.sbam.com.

Performance figures for All Cap Fund, Balanced Fund, Large Cap Growth Fund, and International Equity Fund reflect fee waivers and/or expense reimbursements, if any, which may be reduced or terminated at any time. In the absence of fee waivers and/or expense reimbursements, if any, the total return would be reduced.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. For All Cap Value Fund, excluding sales charges, Class B shares returned 2.97%, Class C shares returned 2.97%, and Class O shares returned 3.52% over the six months ended June 30, 2004. For Balanced Fund, excluding sales charges, Class B shares returned 0.38%, Class C shares returned 0.38% and Class O shares returned 0.92% over the six months ended June 30, 2004. For Capital Fund, Class B shares returned 3.80%, Class C shares returned 3.84%, Class O shares returned 4.49%, and Class Y shares returned 4.48% over the six months ended June 30, 2004. For International Equity Fund, excluding sales charges, Class B shares returned 3.52%, Class C shares returned 3.35% and Class O shares returned 3.84% over the six months ended June 30, 2004. For Investors Value Fund, excluding sales charges, Class B shares returned 2.90%, Class C shares returned 2.97%, Class O shares returned 3.55% and Class Y shares returned 3.56% over the six months ended June 30, 2004. For Large Cap Growth Fund, excluding sales charges, Class B shares returned -0.55%, Class C shares returned -0.69%, and Class O shares returned -0.13% over the six months ended June 30, 2004. For Small Cap Growth Fund, excluding sales charges, Class B shares returned 2.20%, Class C shares returned 2.18%, and Class O shares returned 2.71% over the six months ended June 30, 2004.

ALL CAP VALUE FUND

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Class A shares of the Salomon Brothers All Cap Value Fund, excluding sales charges, returned 3.38%. The fund’s unmanaged benchmark, the Russell 3000 Index,iii returned 3.59% for the same period. The fund’s Lipper multi-cap value funds category average returned 4.30%.1

BALANCED FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Balanced Fund (which includes both equity and fixed-income securities), excluding sales charges, returned 0.72%. The fund’s unmanaged benchmarks, the S&P 500 Indexiv for equities and the Citigroup Broad Investment Grade Bond Index,v returned 3.44% and 0.18%, respectively. The fund’s Lipper balanced funds category average returned 1.79%.2

CAPITAL FUND

SPECIAL SHAREHOLDER NOTICE

Effective July 15, 2004, Robert M. Donahue, Jr. is no longer the manager of the Salomon Brothers Capital Fund Inc, and Kevin Caliendo, a director of Citigroup Global Markets Inc., will become portfolio manager of the fund.

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Capital Fund, excluding sales charges, returned 4.25%. These shares outperformed the fund’s unmanaged benchmark, the Russell 3000 Index,vi which returned 3.59% over the same time period. The Lipper multi-cap value funds category average returned 4.30%.3

INTERNATIONAL EQUITY FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers International Equity Fund, excluding sales charges, returned 3.75%. In comparison, the fund’s unmanaged benchmarks, the MSCI EAFE Indexvii and the MSCI EAFE Growth Index,viii returned 4.56% and 2.48%. The fund outperformed it’s Lipper international large cap core funds category average, which returned 2.49%.4

INVESTORS VALUE FUND

SPECIAL SHAREHOLDER NOTICE

Effective August 19, 2004, John B. Cunningham is no longer the co-manager of the fund. Mark McAllister, currently a co-manager of the fund, and Robert Feitler are responsible for the day-to-day management of the fund. Mr. Feitler has been with the manager since 1995 and is a director of Citigroup Global Markets Inc.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 486 funds in the fund’s Lipper multi-cap value funds category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 578 funds in the fund’s Lipper balanced funds category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 486 funds in the fund’s Lipper multi-cap value funds category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 263 funds in the fund’s Lipper international large cap core funds category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 427 funds in the fund’s Lipper large-cap value category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Investors Value Fund, excluding sales charges, returned 3.39%. These shares performed essentially in line with the fund’s unmanaged benchmark, the S&P 500 Index,ix which returned 3.44% for the same time period. The fund’s Lipper large-cap value funds category average returned 3.24%.5

LARGE CAP GROWTH FUND

SPECIAL SHAREHOLDER NOTICE:

Effective March 1, 2004, the Russell 1000 Growth Index has been adopted as the performance benchmark for the Large Cap Growth Fund because the manager believed that this benchmark more closely matches the fund’s investment universe. The fund’s previous benchmark was the S&P 500 Index.

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Large Cap Growth Fund, excluding sales charges, returned -0.27%. The fund’s unmanaged benchmark, the Russell 1000 Growth Indexx returned 2.74%, and the fund’s previous benchmark, the S&P 500 Index,xi returned 3.44% for the same period. The fund’s Lipper large-cap core funds category average returned 2.03%.6

SMALL CAP GROWTH FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers Small Cap Growth Fund, excluding sales charges, returned 2.60%. In comparison, the fund’s unmanaged benchmarks, the Russell 2000 Growth Index,xii returned 5.68% and the Russell 2000 Index,xiii returned 6.76% over the same time period. The fund’s Lipper small cap growth funds category average returned 3.32%.7

SPECIAL SHAREHOLDER NOTICE (FOR ALL THE FUNDS)

On February 2, 2004, initial sales charges on Class 2 shares were eliminated. Effective April 29, 2004, Class 2 shares were renamed Class C shares.

INFORMATION ABOUT YOUR FUNDS

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Advisers and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Advisers and their affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

[6]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 1012 funds in the fund’s Lipper large-cap core category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
[7]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 535 funds in the fund’s Lipper small-cap growth category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All-Cap Value Fund

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

Balanced Fund

RISKS: Investments in high yield securities and in foreign companies and governments, including emerging markets, involve risks beyond those inherent solely in higher-rated and domestic investments. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance. The fund’s objectives may be changed without shareholder approval.

Capital Fund

RISKS: The fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer. Investments in small and mid-cap stocks may involve greater risks and volatility than investments in larger companies. The fund may use derivatives, such as options and futures, which can be can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

International Equity Fund

RISKS: Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund uses sophisticated risk management techniques, including the use of derivatives. Derivatives can be illiquid and harder to value especially in declining markets. A small investment in certain derivatives can have a potentially large impact on performance. Derivatives can disproportionately increase losses as stated in the fund’s prospectus.

Investors Value Fund

RISKS: Investments in high yield securities and in foreign companies, including emerging markets, involve risks beyond those inherent solely in higher-rated and domestic investments. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

Large Cap Growth Fund

RISKS: Investments in securities of foreign issuers, including emerging markets, involve risks beyond those inherent in domestic investments. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

Small Cap Growth Fund

RISKS: Investments in small cap companies may involve greater risks and volatility than investments in larger companies. Small cap companies may be at an earlier stage of development, may be subject to greater business risks, may have limited product lines, reduced market liquidity for and more abrupt or erratic price movements in the trading of their shares, limited financial resources and less depth in management than more established companies. In addition, small cap companies may have difficulty withstanding competition from larger, more established companies in their industries. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Source: June 2004 Consumer Confidence Index, The Conference Board.
iii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
[v]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
vi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
vii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
viii	The MSCI EAFE Growth Index is an unmanaged index of growth stocks of companies located in Europe, Australasia and the Far East.
ix	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
[x]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
xi	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
xii	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
xiii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Schedules of Investments

June 30, 2004 (unaudited)

Salomon Brothers All Cap Value Fund

Shares	Security	Value
COMMON STOCK — 98.6%
CONSUMER DISCRETIONARY — 14.4%

Auto Components — 0.6%
6,700	Delphi Corp.	$71,556

Hotels, Restaurants & Leisure — 1.7%
4,500	Carnival Corp.	211,500

Household Durables — 0.7%
6,000	Fleetwood Enterprises, Inc. (a)	87,300

Internet & Catalog Retail — 0.2%
800	Interactive Corp.	24,112

Leisure Equipment & Products — 1.8%
6,800	Hasbro, Inc.	129,200
5,200	Mattel, Inc.	94,900

		224,100

Media — 7.7%
6,400	Comcast Corp., Class A Shares (a)	176,704
16,300	Liberty Media Corp. (a)	146,537
3,900	The News Corp. Ltd., ADR (b)	138,138
12,600	Time Warner, Inc. (a)	221,508
3,300	Viacom, Inc.	117,876
5,700	The Walt Disney Co.	145,293

		946,056

Specialty Retail — 1.1%
3,800	The Home Depot, Inc.	133,760

Textiles & Apparel — 0.6%
4,500	Tommy Hilfiger Corp.	68,130

	TOTAL CONSUMER DISCRETIONARY	1,766,514

CONSUMER STAPLES — 1.2%

Food & Drug Retailing — 1.2%
5,700	Safeway, Inc.	144,438

ENERGY — 3.7%

Energy Equipment & Services — 0.9%
4,400	Global SantaFe Corp.	116,600

Oil & Gas — 2.8%
2,900	Anadarko Petroleum Corp.	169,940
1,800	Chevron Texaco Corp.	169,398

		339,338

	TOTAL ENERGY	455,938

FINANCIALS — 19.3%

Banks — 2.8%
3,000	The Bank of New York Co., Inc.	88,440
2,000	Bank One Corp.	102,000
17	Mitsubishi Tokyo Financial Group, Inc.	157,026

		347,466

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

Diversified Financials — 5.2%
3,800	American Express Co.	$195,244
3,400	J.P. Morgan Chase & Co.	131,818
2,600	Merrill Lynch & Co., Inc.	140,348
1,300	Morgan Stanley	68,601
2,200	State Street Corp.	107,888

		643,899

Insurance — 11.3%
2,000	Ambac Financial Group, Inc.	146,880
2,500	American International Group, Inc.	178,200
2,600	The Chubb Corp.	177,268
17,900	CNA Surety Corp.	196,005
1,800	The Hartford Financial Services Group, Inc.	123,732
1,400	MBIA, Inc.	79,968
2,200	MGIC Investment Corp.	166,892
2,500	Marsh & McLennan Cos., Inc.	113,450
700	PMI Group, Inc.	30,464
3,600	Radian Group, Inc.	172,440

		1,385,299

	TOTAL FINANCIALS	2,376,664

HEALTHCARE — 12.9%

Biotechnology — 2.1%
1,100	Amgen, Inc.	60,027
15,300	Aphton Corp. (a)	61,200
5,250	Enzo Biochem, Inc. (a)(b)	78,750
6,100	Genelabs Technologies, Inc. (a)	14,091
8,500	XOMA Ltd. (a)(b)	38,080

		252,148

Healthcare Providers & Services — 1.2%
4,400	McKesson Corp.	151,052

Pharmaceuticals — 9.6%
5,400	Abbott Laboratories	220,104
6,000	Bentley Pharmaceuticals, Inc. (a)	82,440
3,500	Glaxosmithkline PLC.	145,110
3,600	Johnson & Johnson	200,520
4,300	Merck & Co., Inc.	204,250
5,600	Pfizer, Inc.	191,968
3,700	Wyeth	133,792

		1,178,184

	TOTAL HEALTHCARE	1,581,384

INDUSTRIALS — 10.5%

Aerospace & Defense — 2.8%
2,300	Boeing Co.	117,507
6,500	Raytheon Co.	232,505

		350,012

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

Airlines — 1.5%
2,100	AMR Corp. (b)	$25,431
2,400	Continental Airlines, Inc. (b)	27,288
3,800	Delta Air Lines, Inc. (b)	27,056
2,100	Frontier Airlines, Inc.	22,848
2,300	Northwest Airlines Corp.	25,576
3,100	Southwest Airlines Co.	51,987

		180,186

Commercial Services & Supplies — 2.1%
4,300	Sabre Holdings Corp. (a)	119,153
4,500	Waste Management, Inc.	137,925

		257,078

Construction & Engineering — 1.1%
1,400	Chicago Bridge & Iron Co. N.V.	38,990
1,100	Fluor Corp.	52,437
4,300	Shaw Group, Inc. (a)(b)	43,559
900	WGI Heavy Minerals, Inc.	5,505

		140,491

Electrical Equipment — 1.0%
2,000	Emerson Electric Co.	127,100

Industrial Conglomerates — 1.0%
3,500	Honeywell International, Inc.	128,205

Machinery — 1.0%
1,500	Caterpillar, Inc.	119,160

	TOTAL INDUSTRIALS	1,302,232

INFORMATION TECHNOLOGY — 19.3%

Communications Equipment — 4.9%
6,600	3Com Corp. (a)	41,250
38,700	Lucent Technologies, Inc. (a)(b)	146,286
14,000	Motorola, Inc.	255,500
10,800	Nokia Corp.	157,032

		600,068

Computers & Peripherals — 0.9%
1,200	International Business Machines Corp.	105,780
1,300	Socket Communications, Inc. (b)	3,718

		109,498

Electronic Equipment & Instruments — 3.2%
6,700	Agilent Technologies, Inc. (a)	196,176
30,200	Solectron Corp. (a)	195,394

		391,570

Internet Software & Services — 0.6%
10,900	RealNetworks, Inc. (b)	74,556

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value

IT Consulting & Services — 2.1%
4,300	SunGard Data Systems, Inc.	$111,800
10,500	Unisys Corp. (a)	145,740

		257,540

Office Electronics — 0.6%
6,900	IKON Office Solutions, Inc.	79,143

Semiconductor Equipment & Products — 4.8%
6,600	Intel Corp.	182,160
7,100	Lattice Semiconductor Corp. (a)(b)	49,771
17,970	Taiwan Semiconductor Manufacturing Co. Ltd. (a)	149,329
8,500	Texas Instruments, Inc.	205,530

		586,790

Software — 2.2%
800	Acutate Corp.	3,160
11,900	Micromuse, Inc. (a)	79,611
6,500	Microsoft Corp.	185,640

		268,411

	TOTAL INFORMATION TECHNOLOGY	2,367,576

MATERIALS — 12.8%

Chemicals — 4.6%
3,500	Cabot Corp. (a)	142,450
8,900	Crompton Corp.	56,070
3,600	The Dow Chemical Co.	146,520
6,800	Engelhard Corp.	219,708

		564,748

Containers & Packaging — 1.1%
7,000	Smurfit-Stone Container Corp. (a)	139,650

Metals & Mining — 4.2%
5,400	Alcoa, Inc.	178,362
2,400	Allegheny Technologies, Inc.	43,320
3,900	Brush Engineered Materials, Inc. (a)	73,710
4,200	Newmont Mining Corp.	162,792
3,300	RTI International Metals, Inc.	52,635

		510,819

Paper & Forest Products — 2.9%
5,000	Georgia Pacific Corp.	184,900
2,700	Weyerhaeuser Co.	170,424

		355,324

	TOTAL MATERIALS	1,570,541

TELECOMMUNICATION SERVICES — 3.4%

Diversified Telecommunication Services — 2.3%
6,000	Nippon Telegraph & Telephone Corp.	161,040
5,000	SBC Communications, Inc.	121,250

		282,290

Wireless Telecommunication Services — 1.1%
6,200	Vodafone Group PLC	137,020

	TOTAL TELECOMMUNICATION SERVICES	419,310

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers All Cap Value Fund

Shares	Security	Value
UTILITIES — 1.1%

Electric Utilities — 0.1%
3,300	Calpine Corp. (b)	$14,256

Multi-Utilities — 1.0%
10,000	The Williams Cos., Inc.	119,000

	TOTAL UTILITIES	133,256

	TOTAL COMMON STOCK (Cost — $10,637,665)	12,117,853

Face Amount
REPURCHASE AGREEMENT — 1.4%
$175,000	UBS Financial Services Inc. dated 6/30/04, 1.280% due 7/1/04; Proceeds at maturity — $175,006; (Fully collateralized by U.S. Treasury Bonds and Notes, 7.625% due 11/15/22; Market value — $178,500) (Cost — $175,000)	175,000

	TOTAL INVESTMENTS — 100.0% (Cost — $10,812,665*)	$12,292,853

LOANED SECURITIES COLLATERAL
427,179	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $427,179)	$427,179

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Notes 1 and 3).
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value
COMMON STOCK — 42.7%
CONSUMER DISCRETIONARY — 6.4%

Hotels, Restaurants & Leisure — 0.1%
6,000	McDonald’s Corp. (a)	$156,000

Media — 4.2%
17,270	Comcast Corp. (b)	484,078
87,200	The News Corp. Ltd., ADR (a)	2,867,136
56,400	Time Warner Inc. (b)	991,512
120,103	UnitedGlobalCom, Inc. (b)	871,947
14,700	Viacom Inc. (c)	534,345

		5,749,018

Multiline Retail — 1.2%
32,000	Walmart Stores Inc.	1,688,320

Specialty Retail — 0.9%
35,900	The Home Depot, Inc.	1,263,680

	TOTAL CONSUMER DISCRETIONARY	8,857,018

CONSUMER STAPLES — 2.7%

Beverages — 1.5%
13,000	The Coca-Cola Co.	656,240
25,600	PepsiCo, Inc.	1,379,328

		2,035,568

Food & Drug Retailing — 0.4%
28,868	FHC Delaware Inc. (b)	137,123
16,900	Safeway Inc. (b)	428,246

		565,369

Household Products — 0.4%
9,500	Colgate-Palmolive Co.	555,275

Personal Products — 0.4%
12,400	Avon Products, Inc.	572,136

	TOTAL CONSUMER STAPLES	3,728,348

ENERGY — 3.4%

Energy Equipment & Services — 0.9%
35,000	Halliburton Co.	1,059,100
4,000	Schlumberger Ltd.	254,040

		1,313,140

Oil & Gas — 2.5%
10,000	BP Amoco PLC	535,700
3,500	ChevronTexaco Corp.	329,385
33,000	Exxon Mobil Corp.	1,465,530
6,000	Royal Dutch Petroleum Co., NY Shares	310,020
30,000	Suncor Energy, Inc.	768,300

		3,408,935

	TOTAL ENERGY	4,722,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value
FINANCIALS — 11.9%

Banks — 1.7%
9,000	Bank of America Corp.	$761,580
52,400	Bank of New York Co., Inc.	1,544,752

		2,306,332

Diversified Financials — 2.7%
12,500	American Express Co.	642,250
47,500	J.P. Morgan Chase & Co. (a)	1,841,575
22,700	Merrill Lynch & Co. Inc.	1,225,346

		3,709,171

Insurance — 2.9%
19,600	American International Group, Inc.	1,397,088
466	Berkshire Hathaway Inc., Class B Shares (b)	1,377,030
18,000	The Chubb Corp.	1,227,240

		4,001,358

Real Estate — 4.6%
33,500	Arden Realty, Inc.	985,235
35,000	Bedford Property Investors, Inc. (a)	1,023,400
27,000	Brandywine Realty Trust	734,130
33,500	Duke-Weeks Realty Corp.	1,065,635
42,000	New Plan Excel Realty Trust	981,120
18,000	Prentiss Properties Trust	603,360
35,000	Reckson Associates Realty Corp.	961,100

		6,353,980

	TOTAL FINANCIALS	16,370,841

HEALTHCARE — 5.0%

Healthcare Equipment & Supplies — 0.3%
6,000	Bausch & Lomb Inc.	390,420

Pharmaceuticals — 4.7%
36,400	Johnson & Johnson (a)	2,027,480
8,000	Merck & Co., Inc.	380,000
87,534	Pfizer Inc.	3,000,666
15,500	Schering Plough Corp.	286,440
23,500	Wyeth	849,760

		6,544,346

	TOTAL HEALTHCARE	6,934,766

INDUSTRIALS — 3.0%

Air Freight & Couriers — 0.3%
6,200	United Parcel Services, Inc., Class B Shares	466,054

Industrial Conglomerates — 2.0%
87,100	General Electric Co. (a)	2,822,040

Road & Rail — 0.7%
21,000	Canadian National Railway Co.	915,390

	TOTAL INDUSTRIALS	4,203,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value
INFORMATION TECHNOLOGY — 6.2%

Communications Equipment — 1.2%
94,000	Motorola, Inc. (a)	$1,715,500

Computers & Peripherals — 2.9%
2,028	Axiohm Transaction Solution, Inc. (b)	0
60,522	Hewlett-Packard Co.	1,277,014
31,000	International Business Machines Corp. (a)	2,732,650

		4,009,664

Semiconductor Equipment & Products — 0.9%
21,500	Intel Corp.	593,400
25,000	Texas Instruments Inc.	604,500

		1,197,900

Software — 1.2%
58,200	Microsoft Corp.	1,662,192

	TOTAL INFORMATION TECHNOLOGY	8,585,256

MATERIALS — 0.8%

Chemicals — 0.1%
5,341	Monsanto Co.	205,628

Metals & Mining — 0.7%
27,900	Alcoa Inc.	921,537

	TOTAL MATERIALS	1,127,165

TELECOMMUNICATION SERVICES — 3.3%

Diversified Telecommunication Services — 3.3%
7,909	NTL Inc. (b)	455,717
59,100	SBC Communications Inc. (a)	1,433,175
74,160	Verizon Communications Inc.	2,683,850

	TOTAL TELECOMMUNICATION SERVICES	4,572,742

	TOTAL COMMON STOCK (Cost — $53,569,475)	59,101,695

PREFERRED STOCK — 0.8%
FINANCIALS — 0.4%

Consumer Finance — 0.4%
10,000	Capital One Financial Corp.	504,400

ENERGY — 0.4%

Gas — 0.4%
20,000	Sempra Energy	606,000

TECHNOLOGY — 0.0%

Web Hosting — 0.0%
2,716	PTV, Inc. (c)	21,728

	TOTAL PREFERRED STOCK (Cost — $1,078,710)	1,132,128

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Shares	Security	Value
CONVERTIBLE PREFERRED STOCK — 0.7%
ENERGY — 0.0%

Oil & Gas — 0.0%
	TCR Holding Corp.:
321	Class B Shares (b)	$0
177	Class C Shares (b)	0
466	Class D Shares (b)	1
964	Class E Shares (b)	1

	TOTAL ENERGY	2

FINANCIALS — 0.7%

Commercial Banks — 0.4%
8,800	Commerce Capital Trust	519,200

Thrifts & Mortgage Finance — 0.3%
10,000	Sovereign Bancorp, Inc.	475,000

	TOTAL FINANCIALS	994,200

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $1,086,745)	994,202

Rights

RIGHTS — 0.4%
FINANCIALS — 0.4%

Diversified Financials — 0.0%
229,655	Contifinancial Corp., units of interest (Represents interest in a trust in the liquidation of Contifinancial Corp. and its affiliates) (b)	4,593

Real Estate — 0.4%
10,000	Host Marriott Finance Trust (b)	520,000

	TOTAL FINANCIALS	524,593

INDUSTRIALS — 0.0%

Commercial Services & Supplies — 0.0%
4,310	ContinentalAFA Dispensing Co. (b)	23,705

	TOTAL RIGHTS (Cost — $508,453)	548,298

Face Amount

CORPORATE BONDS — 11.3%
CONSUMER DISCRETIONARY — 2.0%

Automobiles — 0.5%
	Ford Motor Co.:
$ 200,000	7.875% due 6/15/10	217,872
150,000	7.450% due 7/16/31	143,385
350,000	Johnson Centrals Inc., 5.000% due 11/15/06	363,616

		724,873

Distributors — 0.2%
250,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08	248,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 0.3%
$ 225,000	Carnival Corp., 3.750% due 11/15/07	$222,629
150,000	Park Place Entertainment Corp., 7.875% due 12/15/05	158,063

		380,692

Household Goods — 0.2%
300,000	MDC Holdings Inc., 5.500% due 5/15/13	291,286

Media — 0.7%
300,000	AT&T Broadband Corp., 8.375% due 3/15/13	352,744
200,000	CSC Holdings, Inc., 10.500% due 5/15/16	225,500
350,000	Time Warner, Inc., 7.625% due 4/15/31	379,878

		958,122

Specialty Retail — 0.1%
115,000	Cole National Group Inc., 8.625% due 8/15/07	116,725

Textile, Apparel & Luxury Goods — 0.0%
25,000	Levi Strauss & Co., 7.000% due 11/1/06 (c)	23,469

	TOTAL CONSUMER DISCRETIONARY	2,743,917

CONSUMER STAPLES — 0.8%

Food & Staples Retailing — 0.5%
200,000	Safeway Inc., 7.250% due 2/1/31	211,364
375,000	Wal-Mart Stores Inc., 6.875% due 8/10/09	418,602

		629,966

Food Products — 0.2%
200,000	Kellogg Co., 6.600% due 4/1/11	219,674

Tobacco — 0.1%
225,000	Universal Corp., 5.200% due 10/15/13	218,287

	TOTAL CONSUMER STAPLES	1,067,927

ENERGY — 0.9%

Equipment & Services — 0.2%
275,000	Precision Drilling Corp., 5.625% due 6/1/14	277,122

Oil & Gas — 0.7%
200,000	Devon Financing Corp. ULC, 6.875% due 9/30/11	218,044
275,000	Tosco Corp., 8.125% due 2/15/30	340,204
175,000	Valero Energy Corp., 7.500% due 4/15/32	195,269
275,000	XTO Energy Inc., 4.900% due 2/1/14	259,416

		1,012,933

	TOTAL ENERGY	1,290,055

FINANCIALS — 3.6%

Banks — 0.3%
375,000	Bank One Corp., 6.875% due 8/1/06	401,377

Capital Markets — 0.8%
250,000	Credit Suisse First Boston, 4.625% due 1/15/08	254,863
375,000	Lehman Brothers Holding, 7.000% due 2/1/08	411,282
425,000	Morgan Stanley & Co., 4.750% due 4/1/14	392,860

		1,059,005

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value

Commercial Banks — 0.2%
$ 250,000	Standard Chartered Bank, 8.000% due 5/30/31 (d)	$296,441

Consumer Finance — 0.4%
225,000	Capital One Bank, 5.750% 9/15/10 (c)	231,528
300,000	SLM Corp., 1.290% due 1/25/07	300,246

		531,774

Diversified Financials — 1.1%
400,000	CIT Group Inc., 7.750% due 4/2/12	456,858
400,000	General Electric Capital Corp., 1.000% due 6/22/07	399,973
200,000	General Motors Corp., 6.875% 9/15/11	205,348
320,000	Household Finance Corp., 8.000% due 7/15/10	371,779
140,000	Textron Financial Corp., 2.750% due 6/1/06	138,870

		1,572,828

Insurance — 0.2%
225,000	Unitrin Inc., 4.875% due 11/1/10	223,633

Real Estate — 0.2%
150,000	Boston Properties Ltd., 6.250% due 1/15/13	157,577
120,000	HMH Properties, 7.875% due 8/1/08	123,600

		281,177

Thrifts & Mortgage Finance — 0.4%
150,000	Astoria Financial Corp., 5.750% due 10/15/12	150,127
375,000	Countrywide Home Loans Inc., 4.000% due 3/22/11	350,267
175,000	Independence Community Bank Corp., 3.500% due 6/20/13	166,683

		667,077

	TOTAL FINANCIALS	5,033,312

HEALTHCARE — 1.2%

Healthcare Providers & Service — 0.6%
225,000	HCA Healthcare Co., 7.125% due 6/1/06	237,783
350,000	United Health Group Inc., 4.750% due 2/10/14	335,524
250,000	WellPoint Health Networks Inc., 6.375% due 6/15/06	265,176

		838,483

Pharmaceuticals — 0.6%
500,000	Intermune Inc., 0.250% due 3/1/11 (d)	453,125
325,000	Wyeth, 5.500% due 3/15/13	314,193

		767,318

	TOTAL HEALTHCARE	1,605,801

INDUSTRIALS — 0.6%

Aerospace & Defense — 0.2%
250,000	GoodRich Corp., 7.500% due 4/15/08	276,690

Building Products — 0.1%
225,000	Masco Corp., 6.500% due 8/15/32	229,826

Commercial Services & Supplies — 0.3%
400,000	International Lease Financial Corp., 4.375 due 11/1/09	393,555

Marine — 0.0%
200,000	The Holt Group, 9.750% due 1/15/06 (b)(e)	0

	TOTAL INDUSTRIALS	900,071

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value
MATERIALS — 0.6%

Chemicals — 0.1%
$ 175,000	Potash Corp., 4.875% due 3/1/13	$167,979

Metals & Mining — 0.3%
200,000	Noranda Inc., 7.250% due 7/15/12	201,296
175,000	WMC Finance USA Ltd., 5.125% due 5/15/13	168,393

		369,689

Paper & Forest Products — 0.2%
225,000	Domtar Inc., 5.375% due 12/1/13	214,340

	TOTAL MATERIALS	752,008

TELECOMMUNICATION SERVICES — 0.6%

Diversified Telecommunications — 0.4%
325,000	Sprint Capital Corp., 8.375% due 3/15/12	374,073
225,000	Telecom Italia Capital, 5.250% due 11/15/13 (d)	218,162

		592,235

Wireless Telecommunications — 0.2%
200,000	AT&T Wireless Services, Inc., 8.750% due 3/1/31	244,543

	TOTAL TELECOMMUNICATION SERVICES	836,778

UTILITIES — 1.0%

Gas — 0.5%
10,000	Southern United Co., 5.75% due 8/16/06	642,500

Multi-Utilities — 0.5%
250,000	Calpine Corp., 8.750% due 7/15/07 (c)	178,750
200,000	Dominion Resources Inc., 6.250% due 6/30/12	209,953
300,000	United Utilities PLC, 4.550% due 6/19/18	256,850

		645,553

	TOTAL UTILITIES	1,288,053

	TOTAL CORPORATE BONDS (Cost — $15,936,112)	15,517,922

CONVERTIBLE CORPORATE BONDS — 1.6%
CONSUMER DISCRETIONARY — 0.5%

Food & Staples Retailing — 0.5%
750,000	Costco Wholesale Corp., zero coupon due 8/19/17	709,688

ENERGY — 0.1%

Energy Equipment & Services — 0.1%
1,000,000	Friede Goldman Halter, Inc., 4.500% due 9/15/04 (e)	87,500

INFORMATION TECHNOLOGY — 1.0%

Communication Equipment — 0.3%
525,000	Nortel Networks Corp., 4.250% due 9/1/08	505,313

Electronic Equipment — 0.4%
500,000	Fisher Scientific International Inc., 3.250% due 3/1/24	521,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value

Software — 0.3%
$ 500,000	i2 Technologies Inc., 5.250% due 12/15/06	$451,250

	TOTAL INFORMATION TECHNOLOGY	1,477,813

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost — $2,963,238)	2,275,001

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS — 25.1%

U.S. Treasury Notes — 7.0%
3,000,000	5.875% due 11/15/04 (a)(c)	3,048,282
1,500,000	4.375% due 5/15/07 (a)(c)	1,550,861
600,000	6.125% due 8/15/07	651,118
1,000,000	3.250% due 1/15/09 (c)	981,094
1,100,000	5.000% due 8/15/11 (a)(c)	1,148,684
2,325,000	4.375% due 8/15/12 (c)	2,314,921

		9,694,960

U.S. Treasury Bonds — 2.0%
1,425,000	6.125% due 8/15/29 (c)	1,567,946
1,250,000	5.375% due 2/15/31 (a)(c)	1,261,085

		2,829,031

Federal Home Loan Mortgage Corporation (FHLMC) — 4.1%
126,011	8.000% due 7/1/20	137,499
27,706	6.500% due 3/1/26	29,031
	Gold:
900,000	5.500%, 15 Year (f)(g)	919,687
1,000,000	5.000%, 30 Year (f)(g)	965,312
1,000,000	5.500%, 30 Year (f)(g)	995,625
2,500,000	6.000%, 30 Year (f)(g)	2,553,125
39,202	6.500% due 3/1/26	41,077
41,096	6.500% due 5/1/26	43,061

		5,684,417

Federal National Mortgage Association (FNMA) — 12.0%
2,600,000	5.500% due 2/15/06 (c)	2,713,623
3,816	6.500% due 10/1/10	4,043
1,000,000	6.250% due 2/1/11	1,075,094
17,245	6.500% due 10/1/11	18,263
32,392	6.500% due 4/1/13	34,299
49,683	6.500% due 5/1/13	52,609
58,817	6.500% due 7/1/13	62,281
123,570	9.000% due 1/1/24	138,648
6,987	7.000% due 9/1/25	7,418
8,167	6.500% due 12/1/25	8,555
29,942	7.000% due 3/1/26	31,761
96,882	6.500% due 6/1/26	101,415
481,989	7.500% due 11/1/26	518,768
17,555	7.000% due 3/1/27	18,622
3,012	7.000% due 11/1/28	3,191
56,344	7.000% due 2/1/29	59,735

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value

Federal National Mortgage Association (FNMA) — 12.0% (continued)
$ 6,344	7.000% due 2/1/29	$6,722
7,961	7.000% due 3/1/29	8,445
171,961	7.000% due 4/1/29	182,208
3,373	8.000% due 5/1/30	3,669
1,634	8.000% due 9/1/30	1,777
71,333	8.000% due 1/1/31	77,583
62,526	8.000% due 2/1/31	68,004
	Gold:
800,000	4.500%, 15 Year (f)(g)	781,750
1,900,000	5.000%, 15 Year (f)(g)	1,902,375
1,000,000	5.000%, 30 Year (f)(g)	965,938
4,500,000	5.500%, 30 Year (f)(g)	4,478,904
880,000	6.000%, 30 Year (f)(g)	898,425
2,200,000	6.500%, 30 Year (f)(g)	2,290,750

		16,514,875

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost — $34,647,056)	34,723,283

FOREIGN GOVERNMENT BONDS — 0.2%

Canada — 0.4%
300,000	Ontario Province, 3.282% due 3/28/08 (Cost — $300,270)	292,962

ASSET-BACKED SECURITIES — 2.1%

Auto Loan — 0.6%
850,000	Household Automotive Trust, Series 2000-1, Class A3, 1.730% due 12/17/07	845,730

Consumer Finance — 0.9%
725,000	Capital One Master Trust, Series 2000-5, Class A, 5.300% due 6/15/09 (a)	756,267
500,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	526,598

		1,282,865

Home Equity Loan — 0.2%
179,868	Residential Asset Security Mortgage, Class A1F, 7.390% due 6/25/28	182,914
121,110	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	126,536

		309,450

Other Asset-Backed — 0.4%
479,230	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	502,788

	TOTAL ASSET-BACKED SECURITIES (Cost — $2,898,910)	2,940,833

	SUB-TOTAL INVESTMENTS (Cost — $112,988,969)	117,526,324

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Balanced Fund

Face Amount	Security	Value
REPURCHASE AGREEMENTS — 15.1%
$ 3,484,000	State Street Bank and Trust Co. dated 6/30/04, 1.150% due 7/1/04; Proceeds at maturity — $3,484,111; (Fully collateralized by Federal Home Loan Bank Notes, 1.040% due 7/26/04; Market value — $3,554,100)	$3,484,000
17,493,000	Merrill Lynch & Co., Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $17,493,680; (Fully collateralized by U.S. Treasury Bonds, 5.250% to 8.125% due 8/15/19 to 2/15/29; Market value — $17,842,860)	17,493,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $20,977,000)	20,977,000

	TOTAL INVESTMENTS — 100.0% (Cost — $133,965,969*)	$138,503,324

LOANED SECURITIES COLLATERAL
15,541,068	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $15,541,068)	$15,541,068

(a)	Securities with an aggregate market value of $16,618,956 are segregated as collateral for to-be-announced (“TBA”) securities.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (See Notes 1 and 3).
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(e)	Security is currently in default.
(f)	Security is issued on a TBA basis (See Note 1).
(g)	Security acquired under mortgage dollar roll agreement (See Note 1).
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Shares	Security	Value
COMMON STOCK — 83.3%
CONSUMER DISCRETIONARY — 19.6%

Internet & Catalog Retail — 2.3%
1,250,000	Interactive Corp. (a)	$37,675,000

Media — 14.1%
1,000,000	Cablevision Systems New York Group, Class A Shares (b)	19,650,000
1,500,000	DIRECTV Group Inc. (a)	25,650,000
5,000,000	Liberty Media Corp., Class A Shares (b)	44,950,000
499,999	Liberty Media Corp., Class B Shares (a)(b)	18,549,963
1,275,000	The News Corp. Ltd., ADR (a)	41,922,000
2,000,000	Time Warner Inc. (a)(b)	35,160,000
6,300,000	UnitedGlobalCom, Inc., Class A Shares (b)	45,738,000

		231,619,963

Multiline Retail — 3.2%
500,000	Costco Wholesale Corp. (a)(b)	20,535,000
466,286	FHC Inc.	2,214,859
700,000	Target Corp.	29,729,000

		52,478,859

	TOTAL CONSUMER DISCRETIONARY	321,773,822

CONSUMER STAPLES — 3.7%
Food & Drug Retailing — 2.3%
1,500,000	Safeway Inc. (a)(b)	38,010,000

Tobacco — 1.4%
450,000	Altria Group Inc. (a)	22,522,500

	TOTAL CONSUMER STAPLES	60,532,500

ENERGY — 9.1%
Energy Equipment & Services — 4.3%
750,000	ENSCO International Inc. (a)	21,825,000
2,000,000	Rowan Cos., Inc. (a)(b)	48,660,000

		70,485,000

Oil & Gas — 4.8%
600,000	Apache Corp.	26,130,000
634,400	Newfield Exploration Co. (a)(b)	35,361,456
700,000	Suncor Energy, Inc.	17,927,000

		79,418,456

	TOTAL ENERGY	149,903,456

FINANCIALS — 10.9%
Banks — 2.6%
500,000	Bank of America Corp.	42,310,000

Insurance — 8.3%
450,000	American International Group, Inc.	32,076,000
1,150,000	Assurant Inc.	30,337,000
450	Berkshire Hathaway Inc., Class A Shares (b)	40,027,500
600,000	PartnerRe Ltd. (a)	34,038,000

		136,478,500

	TOTAL FINANCIALS	178,788,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Shares	Security	Value
HEALTHCARE — 8.0%

Biotechnology — 2.8%
2,859,400	Medarex, Inc. (b)	$20,845,026
1,100,000	Medimmune Inc. (a)	25,740,000

		46,585,026

Pharmaceuticals — 5.2%
400,000	Novartis AG (b)	17,653,167
275,000	Roche Holdings AG — Genussschein (b)	27,238,597
422,100	Sepracor Inc. (a)	22,329,090
500,000	Wyeth	18,080,000

		85,300,854

	TOTAL HEALTHCARE	131,885,880

INDUSTRIALS — 7.0%

Building Products — 1.5%
600,000	American Standard Cos., Inc. (a)(b)	24,186,000

Industrial Conglomerates — 3.0%
1,500,000	General Electric Co. (a)	48,600,000

Machinery — 2.5%
600,000	Deere & Co. (a)	42,084,000

	TOTAL INDUSTRIALS	114,870,000

INFORMATION TECHNOLOGY — 9.4%

Communications Equipment — 6.4%
7,500,000	3Com Corp. (a)(b)	46,875,000
9,000,000	CIENA Corp. (b)	33,480,000
1,275,000	Comverse Technology, Inc. (a)(b)	25,423,500

		105,778,500

Semiconductor Equipment & Products — 1.9%
2,000,000	Micron Technology, Inc. (a)(b)	30,620,000

Software — 1.1%
1,000,000	Network Associates Inc. (a)	18,130,000

	TOTAL INFORMATION TECHNOLOGY	154,528,500

MATERIALS — 5.7%

Containers & Packaging — 2.4%
1,950,000	Smurfit-Stone Container Corp. (a)(b)	38,902,500

Metals & Mining — 1.3%
1,250,000	Placer Dome Inc.	20,800,000

Paper & Forest Products — 2.0%
800,000	Bowater Inc. (a)	33,272,000

	TOTAL MATERIALS	92,974,500

TELECOMMUNICATION SERVICES — 6.7%

Diversified Telecommunication Services — 3.7%
1,072,100	MCI Inc. (a)	15,470,403
775,000	NTL Inc. (b)	44,655,500

		60,125,903

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Capital Fund

Shares	Security	Value

Wireless Telecommunication Services — 3.0%
3,500,000	AT&T Wireless Services Inc. (b)	$50,120,000

	TOTAL TELECOMMUNICATION SERVICES	110,245,903

UTILITIES — 3.2%

Electric Utilities — 2.1%
1,250,000	PG&E Corp. (a)	34,925,000

Gas Utilities — 1.1%
500,000	Sempra Energy (a)	17,215,000

	TOTAL UTILITIES	52,140,000

	TOTAL COMMON STOCK (Cost — $1,148,935,367)	1,367,643,061

Face Amount
CONVERTIBLE CORPORATE BONDS — 0.2%
ENERGY — 0.2%

Energy Equipment & Services — 0.2%
$31,570,000	Friede Goldman Halter Inc., 4.500% due 9/15/04 (b)(c) (Cost — $11,433,375)	2,762,375

	SUB-TOTAL INVESTMENTS (Cost — $1,160,368,742)	1,370,405,436

REPURCHASE AGREEMENTS — 16.5%
100,000,000	Banc of America Securities LLC dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $100,003,889; (Fully collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Association, 2.700% to 5.750% due 11/12/04 to 6/1/17; Market value — $102,000,000)	100,000,000
171,286,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $171,293,137; (Fully collateralized by Federal National Mortgage Association, 2.000% to 7.125% due 2/15/05 to 1/15/30; Market value — $174,711,720)	171,286,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $271,286,000)	271,286,000

	TOTAL INVESTMENTS — 100.0% (Cost — $1,431,654,742)	$1,641,691,436

LOANED SECURITIES COLLATERAL
84,299,726	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $84,299,726)	$84,299,726

(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers International Equity Fund

Shares	Security	Value
COMMON STOCK — 100.0%
Australia — 3.9%
9,787	Australia & New Zealand Bank Group Ltd. .	$124,357
1,765	National Australia Bank Ltd.	36,609
1,225	The News Corp.	10,797
4,964	QBE Insurance Group Ltd. (a)	44,166

		215,929

Denmark — 1.5%
1,540	Novo Nordisk AS	79,374

Finland — 1.9%
2,233	Nokia Oyj, Sponsored ADR	32,506
5,262	Stora Enso Oyj	71,467

		103,973

France — 12.0%
2,957	BNP Paribas SA	182,077
2,940	Bouygues SA	98,554
1,365	Carrefour SA	66,309
2,179	Credit Agricole SA	53,085
973	European Aeronautic Defense	27,119
1,667	France Telecom SA (b)	43,494
495	Renault SA	37,745
253	Sanofi-Synthelabo SA	16,056
241	Schneider Electric SA	16,469
448	Total SA	85,513
343	Vinci SA	34,595

		661,016

Germany — 8.3%
825	Altana AG (a)	49,673
801	Bayer AG (a)	23,124
259	Bayerische Motoren Werke (BMW) AG (a)	11,474
861	DaimlerChrysler AG	40,273
857	E.On AG (a)	61,903
1,167	Metro AG (b)	55,383
1,371	RWE AG	64,547
829	Schering AG	48,905
1,367	Siemens AG	98,427

		453,709

Hong Kong — 1.2%
10,000	Henderson Land Development Co. Ltd. (a)	43,078
15,000	PCCW Ltd. (b)	10,193
2,000	Swire Pacific	12,949

		66,220

Ireland — 1.7%%
3,482	Allied Irish Banks PLC	53,993
1,174	Bank of Ireland	15,674
1,129	CRH PLC	23,929

		93,596

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers International Equity Fund

Shares	Security	Value

Italy — 6.0%
8,151	Eni S.p.A (a)	$162,036
7,887	Sanpaolo IMI S.p.A. (a)	95,110
14,382	UniCredito Italiano S.p.A	71,126

		328,272

Japan — 23.7%
1,000	Bridgestone Group	18,749
1,600	CANON INC.	84,137
1,000	Denso Corp.	23,229
5	East Japan Railway Co.	27,985
500	Eisai Co., Ltd.	14,358
1,000	Fuji Photo Film Co.	31,277
3,000	Fujitsu (a)	21,099
12,000	Hitachi, Ltd.	82,418
1,000	Honda Motor Co.	48,105
1,000	Kao Corp.	24,052
2,000	Matsushita Electric Industrial Co., Ltd.	28,332
6,000	Mitsubishi Electronic Corp.	29,411
5	Mitsubishi Tokyo Financial Group, Inc.	46,184
13,000	Mitsui Sumitomo Insurance Co.	121,863
200	Murata MFG Co	11,377
400	Nintendo Co., Ltd.	46,276
6000	Nippon Steel Corp.	12,566
4,000	Ricoh Co., Ltd.	84,869
1,500	SANKYO Co., Ltd.	32,443
500	Secom Co., Ltd.	21,172
1,000	Sony Corp.	37,587
8,000	SUMITOMO Corp.	57,946
4,000	Sumitomo Electric Industries, Ltd.	40,715
2,500	Takeda Chemical Industries, Ltd.	109,516
2,200	THK Co., Ltd.	41,548
2,000	TOPPAN PRINTING Co., Ltd.	22,589
4,500	Toyota Motor Corp.	181,901

		1,301,704

Netherlands — 7.6%
1,564	Akzo Nobel N.V. (a)	57,591
2,433	Fortis	53,760
1,543	Heineken N.V.	50,766
662	ING Groep N.V.	15,644
3,812	Koninklijke Philips Electronics N.V.	29,069
2,918	Philips Electronics	78,659
2,445	TPG NV	55,933
660	Unilever N.V.	45,102
1,109	VNU N.V.	32,245

		418,769

Norway — 1.0%
7,719	Telenor ASA (a)	53,680

Singapore — 1.3%
4,000	Oversea-Chinese Banking Corp. Ltd.	28,118
5,682	United Overseas Bank Ltd.	44,234

		72,352

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers International Equity Fund

Shares	Security	Value

Spain — 1.3%
3,712	Endesa, S.A. (a)	$71,621

Sweden — 1.4%
406	Atlas CopCo. AB, Class B Shares	15,078
898	Electrolux AB	17,241
6,134	Nordea AB (a)	44,216

		76,535

Switzerland — 3.1%
2,861	Credit Suisse Group	101,697
438	Zurich Financial Services Group	69,186

		170,883

United Kingdom — 24.1%
2,272	Astrazeneca PLC	101,902
2,091	BHP Billiton PLC	18,139
6,804	BOC Group PLC	113,852
18,489	BP PLC	163,236
2,140	British Sky Broadcast Group PLC (b)	24,131
4,912	Diageo PLC	66,208
3,775	GlaxoSmithKline PLC	76,376
1,183	Gus PLC	18,133
4,157	HBOS PLC	51,435
3,781	InterContinental Hotels Group PLC	39,928
2,382	National Grid Transco PLC	18,374
1,054	Next Group PLC	27,191
4,238	Reed Elsevier PLC	41,181
1,857	RMC Group PLC	20,436
4,476	Royal Bank of Scotland Group PLC	128,859
7,500	The Sage Group PLC	25,359
3,106	Scottish and Southern Energy PLC	38,374
1,394	Smiths Group PLC	18,865
29,598	Tesco PLC	142,865
2,366	Tomkins PLC	11,774
81,477	Vodafone Group PLC, Sponsored ADR	178,361

		1,324,979

	TOTAL INVESTMENTS — 100.0%
	(Cost — $4,453,688*)	$5,492,612

Face Amount
LOANED SECURITIES COLLATERAL
$941,469	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $941,469)	$941,469

(a)	All or portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value
COMMON STOCK — 95.8%
CONSUMER DISCRETIONARY — 11.4%

Hotels, Restaurants & Leisure — 1.5%
1,074,400	McDonald’s Corp.	$27,934,400

Household Durables — 1.0%
757,400	Newell Rubbermaid Inc.	17,798,900

Leisure Equipment & Products — 0.9%
948,700	Mattel, Inc. (a)	17,313,775

Media — 6.7%
431,290	Comcast Corp., Class A Shares (b)	12,089,059
468,600	Comcast Corp., Special Class A Shares (b)	12,938,046
2,291,700	Liberty Media Corp., Class A Shares (b)	20,602,383
114,585	Liberty Media International, Inc., Class A Shares	4,251,104
780,000	The News Corp. Ltd., ADR	25,646,400
1,412,300	Time Warner Inc. (b)	24,828,234
648,900	Viacom Inc., Class B Shares	23,178,708

		123,533,934

Multiline Retail — 1.3%
571,000	Target Corp.	24,250,370

	TOTAL CONSUMER DISCRETIONARY	210,831,379

CONSUMER STAPLES — 7.1%

Food & Drug Retailing — 3.0%
1,993,900	The Kroger Co. (b)	36,288,980
771,000	Safeway Inc. (a)(b)	19,537,140

		55,826,120

Household Products — 1.7%
466,700	Kimberly-Clark Corp.	30,746,196

Tobacco — 2.4%
896,300	Altria Group, Inc.	44,859,815

	TOTAL CONSUMER STAPLES	131,432,131

ENERGY — 9.5%

Energy Equipment & Services — 2.6%
794,400	ENSCO International Inc. (a)	23,117,040
460,000	GlobalSantaFe Corp.	12,190,000
307,100	Nabors Industries Ltd. (a)(b)	13,887,062

		49,194,102

Oil & Gas — 6.9%
597,800	BP PLC, ADR	32,024,146
367,900	ChevronTexaco Corp.	34,623,069
468,500	Royal Dutch Petroleum Co. (a)	24,207,395
380,200	TotalFinaElf S.A., ADR	36,529,616

		127,384,226

	TOTAL ENERGY	176,578,328

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value
FINANCIALS — 23.1%

Banks — 7.8%
582,989	Bank of America Corp.	$49,332,529
592,900	The Bank of New York Co., Inc.	17,478,692
804,500	U.S. Bancorp	22,172,020
516,000	Wachovia Corp.	22,962,000
401,100	Washington Mutual, Inc.	15,498,504
301,100	Wells Fargo & Co.	17,231,953

		144,675,698

Diversified Financials — 8.7%
452,100	American Express Co.	23,228,898
279,000	Capital One Financial Corp.	19,078,020
209,500	Goldman Sachs Group Inc.	19,726,520
485,560	J.P. Morgan Chase & Co.	18,825,161
842,200	MBNA Corp.	21,720,338
458,900	Merrill Lynch & Co., Inc.	24,771,422
357,200	Morgan Stanley	18,849,444
677,200	Waddell & Reed Financial Inc., Class A Shares (a)	14,972,892

		161,172,695

Insurance — 4.5%
492,800	American International Group, Inc.	35,126,784
311,400	Loews Corp.	18,671,544
405,000	The St. Paul Cos., Inc.	16,418,700
177,800	XL Capital Ltd.	13,416,788

		83,633,816

Real Estate — 2.1%
749,100	Equity Office Properties Trust (a)	20,375,520
628,100	Equity Residential (a)	18,673,413

		39,048,933

	TOTAL FINANCIALS	428,531,142

HEALTHCARE — 9.7%

Healthcare Providers & Services — 1.3%
570,400	HCA Inc. (a)	23,722,936

Pharmaceuticals — 8.4%
546,400	GlaxoSmithKline PLC	22,653,744
316,400	Johnson & Johnson	17,623,480
510,300	Merck & Co Inc.	24,239,250
1,331,800	Pfizer Inc.	45,654,104
1,037,000	Schering-Plough Corp. (a)	19,163,760
718,600	Wyeth	25,984,576

		155,318,914

	TOTAL HEALTHCARE	179,041,850

INDUSTRIALS — 7.5%

Aerospace & Defense — 3.9%
520,300	The Boeing Co. (a)	26,582,127
488,400	Lockheed Martin Corp.	25,435,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value

Aerospace & Defense — 3.9% (continued)
227,400	United Technologies Corp.	$20,802,552

		72,820,551

Commercial Services & Supplies — 1.9%
302,000	Avery Dennison Corp. (a)	19,331,020
509,600	Waste Management, Inc.	15,619,240

		34,950,260

Industrial Conglomerates — 1.7%
830,300	Honeywell International Inc.	30,413,889

	TOTAL INDUSTRIALS	138,184,700

INFORMATION TECHNOLOGY — 12.8%

Communications Equipment — 4.9%
992,400	3Com Corp. (b)	6,202,500
630,000	Comverse Technology, Inc. (b)	12,562,200
2,584,800	Lucent Technologies Inc. (a)(b)	9,770,544
1,715,400	Nokia Oyj, ADR	24,941,916
7,712,900	Nortel Networks Corp.	38,487,371

		91,964,531

Computers & Peripherals — 3.5%
1,483,000	Hewlett-Packard Co.	31,291,300
166,200	International Business Machines Corp.	14,650,530
4,318,000	Sun Microsystems, Inc. (b)	18,740,120

		64,681,950

Electronic Equipment & Instruments — 2.2%
792,500	Celestica Inc. (a)(b)	15,810,375
3,842,000	Solectron Corp. (b)	24,857,740

		40,668,115

Software — 2.2%
1,190,800	Microsoft Corp.	34,009,248
848,700	Novell, Inc. (a)(b)	7,120,593

		41,129,841

	TOTAL INFORMATION TECHNOLOGY	238,444,437

MATERIALS — 3.5%

Chemicals — 0.6%
261,500	The Dow Chemical Co.	10,643,050

Metals & Mining — 1.5%
842,400	Alcoa Inc.	27,824,472

Paper & Forest Products — 1.4%
575,200	International Paper Co.	25,711,440

	TOTAL MATERIALS	64,178,962

TELECOMMUNICATION SERVICES — 6.5%

Diversified Telecommunication Services — 4.4%
810,840	AT&T Corp. (a)	11,862,589
929,800	MCI Inc. (a)(b)	13,417,014

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Investors Value Fund

Shares	Security	Value

Diversified Telecommunication Services — 4.4% (continued)
1,059,800	SBC Communications Inc. (a)	$25,700,150
828,700	Verizon Communications Inc.	29,990,653

		80,970,406

Wireless Telecommunication Services — 2.1%
1,995,200	AT&T Wireless Services Inc.	28,571,264
389,900	Nextell Communications, Inc. (b)	10,394,734

		38,965,998

	TOTAL TELECOMMUNICATION SERVICES	119,936,404

UTILITIES — 4.7%

Electric Utilities — 2.7%
327,800	Ameren Corp. (a)	14,082,288
574,200	Firstenergy Corp. (a)	21,480,822
509,000	PG&E Corp. (b)	14,221,460

		49,784,570

Gas Utilities — 0.9%
2,072,500	El Paso Corp. (a)	16,331,300

Multi-Utilities — 1.1%
1,043,400	NiSource Inc. (a)	21,514,908

	TOTAL UTILITIES	87,630,778

	TOTAL COMMON STOCK (Cost — $1,483,711,464)	1,774,790,111

Face Amount
REPURCHASE AGREEMENTS — 4.2%
$25,000,000	Deutsche Bank Securities Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $25,000,972; (Fully collateralized by Fannie Mae and Freddie Mac Notes and Bonds, 0.000% to 7.500% due 3/15/14 to 5/1/32; Market value — $25,500,000)	25,000,000
27,842,000	Merrill Lynch & Co., Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $27,843,083; (Fully collateralized by Fannie Mae, Federal Farm Credit Discount, Federal Home Loan Discount and Federal Home Loan Bank Notes and Bonds, 0.000% to 6.320% due 7/28/04 to 6/30/28; Market value — $28,398,840)	27,842,000
25,000,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $25,001,042; (Fully collateralized by Federal National Mortgage Association Bonds, 2.000% to 7.250% due 2/15/05 to 1/15/30; Market value — $25,500,000)	25,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $77,842,000)	77,842,000

	TOTAL INVESTMENTS — 100.0% (Cost — $1,561,553,464*)	$1,852,632,111

LOANED SECURITIES COLLATERAL
85,052,587	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $85,052,587)	$85,052,587

(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Large Cap Growth Fund

Shares	Security	Value
COMMON STOCK — 100.0%
CONSUMER DISCRETIONARY — 21.3%

Internet & Catalog Retail — 9.4%
9,700	Amazon.Com, Inc.	$527,680
8,000	Interactive Corp.	241,120

		768,800

Media — 8.2%
16,100	Time Warner Inc.	283,038
4,800	Viacom Inc.	171,456
8,400	The Walt Disney Co.	214,116

		668,610

Specialty Retail — 3.7%
8,660	The Home Depot Inc.	304,832

	TOTAL CONSUMER DISCRETIONARY	1,742,242

CONSUMER STAPLES — 10.7%

Beverages — 3.4%
5,600	The Coca-Cola Co.	282,688

Food Products — 2.8%
3,600	Wrigley Co.	226,980

Personal Products — 4.5%
8,700	Gillette Co.	368,880

	TOTAL CONSUMER STAPLES	878,548

FINANCIALS — 13.4%

Diversified Financials — 5.9%
5,400	Merrill Lynch & Co.	291,492
3,600	Morgan Stanley	189,972

		481,464

Insurance — 7.5%
3,600	American International Group Inc.	256,608
4	Berkshire Hathaway Inc., Class A Shares	355,800

		612,408

	TOTAL FINANCIALS	1,093,872

HEALTHCARE — 22.2%

Biotechnology — 10.9%
4,230	Amgen Inc. (a)	230,831
4,700	Biogen Idec	297,275
6,500	Genentech Inc.	365,300

		893,406

Pharmaceuticals — 11.3%
3,300	Eli Lilly & Co.	230,703
3,850	Johnson & Johnson	214,445
3,660	Merck & Co., Inc.	173,850
8,836	Pfizer Inc.	302,898

		921,896

	TOTAL HEALTHCARE	1,815,302

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Large Cap Growth Fund

Shares	Security	Value
INDUSTRIALS — 2.5%

Industrial Conglomerates — 2.5%
6,398	General Electric Co.	$207,295

INFORMATION TECHNOLOGY — 29.9%

Communications Equipment — 10.5%
18,900	CIENA Corp.	70,308
9,910	Cisco Systems, Inc. (a)	234,867
7,700	Juniper Networks Inc.	189,189
25,200	Lucent Technologies Inc.	95,257
15,000	Motorola Inc.	273,750

		863,371

Computers & Peripherals — 3.6%
8,330	Dell Computer Corp. (a)	298,380

Semiconductor Equipment & Products — 9.9%
12,310	Intel Corp.	339,756
11,300	Texas Instruments Inc.	273,234
5,800	Xilinx Inc.	193,198

		806,188

Software — 5.9%
9,720	Microsoft Corp.	277,603
7,300	Veritas Software Corp.	202,210

		479,813

	TOTAL INFORMATION TECHNOLOGY	2,447,752

	TOTAL INVESTMENTS — 100.0% (Cost — $8,113,407*)	$8,185,011

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value
COMMON STOCK — 93.9%
CONSUMER DISCRETIONARY — 9.7%

Hotels, Restaurants & Leisure — 3.4%
151,400	Applebee’s International Inc. (a)	$3,485,228
100,000	CBRL Group, Inc. (a)	3,085,000
58,400	Red Robin Gourmet Burgers Inc. (a)(b)	1,598,408
84,800	Station Casinos, Inc. (a)	4,104,320

		12,272,956

Leisure Equipment & Products — 0.5%
87,000	Marvel Enterprises, Inc. (a)(b)	1,698,240

Media — 1.5%
18,800	Carmike Cinemas, Inc. (a)	741,660
102,000	Citadel Broadcasting Corp. (a)(b)	1,486,140
103,600	Spanish Broadcasting Systems Inc. (a)(b)	964,516
322,560	UnitedGlobalCom Inc., Class A shares (b)	2,341,786

		5,534,102

Multi-Line Retail — 0.4%
83,100	99 Cents Only Stores (a)(b)	1,267,275

Recreational Centers — 0.0%
2,400	Life Time Fitness, Inc.	50,400

Specialty Retail — 1.9%
18,000	Design Within Reach Inc. (b)	295,740
130,000	Gymboree Corp. (a)(b)	1,996,800
75,200	The Men’s Warehouse, Inc. (b)	1,984,528
71,500	The Sports Authority, Inc. (a)(b)	2,566,850

		6,843,918

Textiles & Apparel — 2.0%
42,400	Kellwood Co.	1,846,520
77,700	Reebok International Ltd.	2,795,646
178,800	Tommy Hilfiger Corp. (b)	2,707,032

		7,349,198

	TOTAL CONSUMER DISCRETIONARY	35,016,089

CONSUMER STAPLES — 2.2%

Food & Drug Retailing — 0.7%
115,000	7-Eleven, Inc. (a)(b)	2,052,750
32,700	Duane Reade Inc. (a)(b)	533,991

		2,586,741

Food Products — 1.3%
145,000	Hain Celestial Group, Inc. (a)(b)	2,624,500
56,000	Ralcorp Holdings Inc. (b)	1,971,200

		4,595,700

Personal Products — 0.2%
26,590	Chattem, Inc. (a)(b)	767,653

	TOTAL CONSUMER STAPLES	7,950,094

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value
ENERGY — 4.2%

Energy Equipment & Services — 2.1%
140,000	Key Energy Services, Inc. (b)	$1,321,600
199,400	Pride International, Inc. (b)	3,411,734
112,400	Rowan Co., Inc. (a)(b)	2,734,692

		7,468,026

Oil & Gas — 2.1%
40,000	Forest Oil Corp. (a)(b)	1,092,800
106,300	Patina Oil & Gas Corp.	3,175,181
77,000	Plains Exploration & Production Co. (a)(b)	1,412,950
78,800	Whiting Petroleum Corp. (b)	1,981,820

		7,662,751

	TOTAL ENERGY	15,130,777

FINANCIALS —11.2%

Banks — 5.0%
30,500	Banknorth Group, Inc.	990,640
14,700	City National Corp.	965,790
28,100	Commerce Bancorp, Inc. (a)	1,545,781
90,100	Cullen/Frost Bankers, Inc.	4,031,975
36,000	Downey Financial Corp. (a)	1,917,000
58,200	East West Bancorp, Inc.	1,786,740
51,800	Investors Financial Services Corp. (a)	2,257,444
25,000	UCBH Holdings, Inc. (a)	988,000
69,300	Westamerica Bancorp. (a)	3,634,785

		18,118,155

Diversified Financials — 1.1%
77,400	Affiliated Managers Group, Inc. (a)(b)	3,898,638

Insurance — 2.0%
22,200	Aspen Insurance Holdings Ltd. (b)	515,706
24,800	Brown & Brown, Inc. (a)	1,068,880
69,000	IPC Holdings, Ltd.	2,548,170
39,600	PartnerRe Ltd.	2,246,508
24,200	Platinum Underwriters Holdings, Ltd. (a)	736,406

		7,115,670

Real Estate — 3.1%
47,900	Alexandria Real Estate Equities, Inc.	2,719,762
145,000	American Financial Realty Trust (a)	2,072,050
52,200	Ashford Hospitality Trust Inc. (a)	435,870
3,800	Centerpoint Properties Trust	291,650
42,500	Cousins Properties Inc.	1,400,375
88,800	PS Business Parks, Inc.	3,573,312
35,000	United Dominion Realty Trust, Inc.	692,300

		11,185,319

	TOTAL FINANCIALS	40,317,782

HEALTHCARE — 22.4%

Biotechnology — 3.8%
375,000	Biomarin Pharmaceutical Inc. (a)(b)	2,250,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value

Biotechnology — 3.8% (continued)
123,600	Medarex, Inc. (b)	$901,044
391,100	Transkaryotic Therapies, Inc. (a)(b)	5,850,856
179,000	United Therapeutics Corp. (a)(b)	4,591,350

		13,593,250

Healthcare Equipment & Supplies — 8.1%
240,000	Advanced Medical Optics, Inc. (a)(b)	10,216,800
200,000	Cytyc Corp. (b)(c)	5,074,000
70,000	Dade Behring Holdings Inc. (a)(b)	3,326,400
344,900	DJ Orthopedics, Inc. (a)(b)	7,932,700
100,000	Laserscope (a)(b)	2,755,000

		29,304,900

Healthcare Providers & Services — 5.0%
40,900	Amerigroup Corp. (a)(b)	2,012,280
125,000	Community Health Systems, Inc. (b)(c)	3,346,250
74,376	D & K Healthcare Resources, Inc. (a)	892,512
200,000	Isolagen, Inc. (a)(b)	2,056,000
150,000	Pacificcare Health Systems, Inc. (b)	5,799,000
150,000	Province Healthcare Co. (b)	2,572,500
150,000	WebMD Corp. (a)(b)	1,398,000

		18,076,542

Pharmaceuticals — 5.5%
200,000	InterMune Inc. (a)(b)	3,084,000
294,500	Ista Pharmaceuticals Inc. (a)(b)	3,077,525
375,600	Nektar Therapeutics (a)(b)	7,496,976
283,900	NPS Pharmaceuticals, Inc. (a)(b)	5,961,900
34,400	Penwest Pharmaceuticals Co. (a)(b)	440,664

		20,061,065

	TOTAL HEALTHCARE	81,035,757

INDUSTRIALS — 6.4%

Aerospace & Defense — 1.0%
251,800	Aeroflex Inc. (b)	3,608,294

Commercial Services & Supplies — 2.1%
554,000	Activ Card Corp. (b)	4,022,040
175,700	CSG Systems International Inc. (b)	3,636,990

		7,659,030

Construction & Engineering — 0.8%
105,800	Chicago Bridge & Iron Co.	2,946,530

Machinery — 1.1%
100,000	AGCO Corp. (b)	2,037,000
100,000	Stewart & Stevenson Services, Inc.	1,792,000

		3,829,000

Trading Companies & Distributors — 1.4%
160,000	MSC Industrial Direct Co., Inc., Class A shares (a)	5,254,400

	TOTAL INDUSTRIALS	23,297,254

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value
INFORMATION TECHNOLOGY — 29.7%

Communications Equipment — 6.4%
1,839,000	ADC Telecommunications, Inc. (b)	$5,222,760
423,300	Arris Group Inc. (a)(b)	2,514,402
106,500	Avocent Corp. (b)	3,912,810
1,251,400	Enterasys Networks, Inc. (b)	2,640,454
351,000	Foundry Networks, Inc. (b)	4,938,570
210,100	McData Corp., Class A shares (a)(b)	1,130,338
160,000	Tekelec (b)	2,907,200

		23,266,534

Computer & Peripherals — 3.7%
263,000	Cray, Inc. (a)(b)	1,741,060
236,100	Eletronics for Imaging Inc. (b)	6,672,186
299,700	Innovex Inc. (a)(b)	1,369,629
132,000	PalmSource Inc. (a)(b)	2,262,480
667,500	Silicon Graphics, Inc. (a)(b)	1,468,500

		13,513,855

Electrical Equipment & Instruments — 2.4%
135,900	Benchmark Electronics, Inc. (b)	3,954,690
207,900	Exar Corp. (a)(b)	3,047,814
117,000	Plexus Corp. (a)(b)	1,579,500

		8,582,004

Internet Software & Services — 3.6%
103,122	Digitas, Inc. (a)(b)	1,137,436
125,300	Motive, Inc. (b)	1,293,096
440,000	Netegrity, Inc. (a)(b)	3,722,400
240,500	Netgear, Inc. (a)(b)	2,582,970
100,000	Openwave Systems Inc. (a)(b)	1,270,000
170,900	RADWARE Ltd. (a)(b)	2,913,845

		12,919,747

IT Consulting & Services — 0.8%
98,800	ProQuest Co. (a)(b)	2,692,300

Semiconductor Equipment & Products — 4.9%
468,500	Adaptec Inc. (a)(b)	3,963,510
95,600	Integrated Circuit Systems, Inc. (a)(b)	2,596,496
345,900	White Electric Designs Corp. (b)	1,812,516
2,166,600	Zarlink Semiconductor Inc. (a)(b)	9,359,712

		17,732,234

Software — 7.9%
349,950	Activison, Inc.(b)	5,564,205
654,800	Borland Software Corp. (a)(b)	5,559,252
295,100	Networks Associates, Inc. (b)	5,350,163
482,600	Novell Inc. (b)	4,049,014
63,100	Take-Two Interactive Software, Inc. (a)(b)	1,933,384
727,300	TIBCO Software, Inc. (a)(b)	6,145,685

		28,601,703

	TOTAL INFORMATION TECHNOLOGY	107,308,377

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Small Cap Growth Fund

Shares	Security	Value
MATERIALS — 3.9%

Chemicals — 2.7%
47,300	Cytec Industries, Inc. (a)	$2,149,785
118,700	Georgia Gulf Corp. (a)	4,256,582
30,000	Minerals Technologies Inc.	1,740,000
33,600	Valspar Corp. (a)	1,693,104

		9,839,471

Metals & Mining — 1.2%
91,600	Apex Silver Mines Ltd. (b)	1,561,780
130,500	Compass Minerals International Inc. (b)	2,529,090

		4,090,870

	TOTAL MATERIALS	13,930,341

TELECOMMUNICATION SERVICES — 3.4%

Diversified Telecommunication Services — 3.1%
541,000	Cincinnati Bell, Inc. (b)	2,402,040
278,800	Citizens Communications Co. (a)(b)	3,373,480
71,000	Commonwealth Telephone Enterprises, Inc. (a)(b)	3,178,670
52,600	SpectraSite, Inc. (b)	2,273,372

		11,227,562

Wireless Telecommunication Services — 0.3%
72,700	Nextel Partners, Inc. (a)(b)	1,157,384

	TOTAL TELECOMMUNICATION SERVICES	12,384,946

UTILITIES — 0.8%

Gas Utilities — 0.8%
140,000	Southern Union Co. (a)(b)	2,951,200

	TOTAL COMMON STOCK (Cost — $298,928,727)	339,322,617

Face Amount
REPURCHASE AGREEMENT — 6.1%
$22,150,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $22,150,923; (Fully collateralized by Federal National Mortgage Association Notes and Bonds, 2.000% to 7.125% due 2/15/05 to 1/15/30; Market value — $22,593,000) (Cost — $22,150,000)	22,150,000

	TOTAL INVESTMENTS — 100.0% (Cost — $321,078,727*)	$361,472,617

LOANED SECURITIES COLLATERAL
92,118,112	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $92,118,112)	$92,118,112

(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	Non-income producing security.
(c)	Securities with an aggregate market value of $8,420,250 are segregated and/or held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

(This page intentionally left blank.)

Statements of Assets and
 Liabilities

June 30, 2004 (unaudited)

All Cap Value Fund
ASSETS:
Investments, at cost	$10,637,665
Short-term investments, at cost	175,000
Loaned securities collateral, at cost (Note 3)	427,179

Investments, at value	$12,117,853
Short-term investments, at value	175,000
Loaned securities collateral, at value (Note 3)	427,179
Foreign currency, at value†	—
Cash	813
Receivable for securities sold	13,587
Dividends and interest receivable	11,923
Receivable for Fund shares sold	—
Receivable from broker — variation margin	—

Total Assets	12,746,355

LIABILITIES:
Payable for loaned securities collateral (Note 3)	427,179
Payable for securities purchased	12,941
Service and distribution plan fees payable	551
Administration fees payable	490
Dividends payable	—
Payable for Fund shares reacquired	—
Management fees payable	—
Accrued expenses	63,096

Total Liabilities	504,257

Total Net Assets	$12,242,098

NET ASSETS:
Par value of capital shares	$886
Capital paid in excess of par value	11,043,542
Undistributed (overdistributed) net investment income	—
Accumulated net investment loss	(3,137)
Accumulated net realized gain (loss) from investment transactions and futures contracts	(279,353)
Net unrealized appreciation of investments, futures contracts and foreign currencies	1,480,160

Total Net Assets	$12,242,098

Shares Outstanding:
Class A	38,102

Class B	30,245

Class C	11,758

Class O	805,549

Class Y	—

Net Asset Value:
Class A Shares
Net asset value *	$13.78

Maximum offering price per share (based on maximum sales charge of 5.75%)	$14.62

Class B Shares
Net asset value and offering price per share *	$13.50

Class C Shares
Net asset value and offering price per share *	$13.53

Class O Shares
Net asset value, offering price and redemption price per share	$13.84

Class Y Shares
Net asset value, offering price and redemption price per share	—

†	Foreign currency at cost for the International Equity Fund is $2,837.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

Balanced Fund	Capital Fund	International Equity Fund	Investors Value Fund	Large Cap Growth Fund	Small Cap Growth Fund

$112,988,969	$1,160,368,742	$4,453,688	$1,483,711,464	$8,113,407	$298,928,727
20,977,000	271,286,000	—	77,842,000	—	22,150,000
15,541,068	84,299,726	941,469	85,052,587	—	92,118,112

$117,526,324	$1,370,405,436	$5,492,612	$1,774,790,111	$8,185,011	$339,322,617
20,977,000	271,286,000	—	77,842,000	—	22,150,000
15,541,068	84,299,726	941,469	85,052,587	—	92,118,112
—	—	2,837	—	—	—
924	60	15,624	266	12,143	2
—	12,132,048	9,462	—	—	1,511,965
629,086	1,229,118	20,803	3,724,058	4,922	53,474
3,747	1,619,431	1,069	2,867,259	1,103	243,536
—	—	—	—	—	50,050

154,678,149	1,740,971,819	6,483,876	1,944,276,281	8,203,179	455,449,756

15,541,068	84,299,726	941,469	85,052,587	—	92,118,112
16,600,080	—	—	5,809,651	—	1,197,142
61,870	835,286	2,807	154,047	5,184	124,828
5,020	—	227	—	331	14,450
244,238	—	—	—	—	—
163,817	2,329,257	—	2,980,316	31,258	427,876
37,159	753,021	—	2,258,370	—	202,299
70,754	513,419	51,848	898,585	76,297	302,087

32,724,006	88,730,709	996,351	97,153,556	113,070	94,386,794

$121,954,143	$1,652,241,110	$5,487,525	$1,847,122,725	$8,090,109	$361,062,962

$9,543	$59,811	$918	$94,388	$1,117	$26,513
114,771,245	1,474,842,202	15,075,843	1,560,386,688	11,717,824	331,868,863
(7,126)	—	33,101	529,470	—	—
—	(4,337,937)	—	—	(47,383)	(794,059)
2,643,119	(28,363,223)	(10,661,244)	(4,966,468)	(3,653,053)	(10,791,539)
4,537,362	210,040,257	1,038,907	291,078,647	71,604	40,753,184

$121,954,143	$1,652,241,110	$5,487,525	$1,847,122,725	$8,090,109	$361,062,962

4,658,409	13,174,082	444,863	15,425,276	308,436	19,562,327

2,034,565	15,041,266	255,905	2,310,529	393,619	2,660,492

2,714,801	19,478,560	212,159	3,634,890	407,585	4,093,500

135,649	10,918,015	5,061	39,008,526	7,727	196,632

—	1,199,150	—	34,008,363	—	—

$12.81	$28.19	$6.08	$19.61	$7.42	$13.80

$13.59	$29.91	$6.45	$20.81	$7.87	$14.64

$12.72	$27.01	$5.88	$19.22	$7.17	$13.02

$12.76	$27.07	$5.87	$19.29	$7.17	$13.11

$12.91	$28.65	$5.95	$19.58	$7.42	$14.00

—	$28.69	—	$19.59	—	—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2004 (unaudited)

All Cap Value Fund
INVESTMENT INCOME:
Dividends	$68,399
Interest (Notes 1d and 3)	2,129
Less: Foreign withholding tax	(1,003)

Total Investment Income	69,525

EXPENSES:
Management fees (Note 2)	44,850
Registration fees	27,083
Shareholder communications (Note 6)	24,013
Audit and legal	17,561
Custody	11,194
Service and distribution plan fees (Note 6)	3,061
Administration fees (Note 2)	2,990
Directors’ fees	2,786
Transfer agency services (Note 6)	1,152
Other	1,985

Total Expenses	136,675
Less: Management fee waivers and expense reimbursements (Note 2)	(58,868)

Net Expenses	77,807

Net Investment Income (Loss)	(8,282)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	528,577
Futures contracts	—
Foreign currency transactions	(341)

Net Realized Gain	528,236

Change in Net Unrealized Appreciation From:
Investments	(116,343)
Futures contracts	—
Foreign currencies	(28)

Decrease in Net Unrealized Appreciation	(116,371)

Net Gain (Loss) on Investments, Futures Contracts and Foreign Currencies	411,865

Increase (Decrease) in Net Assets From Operations	$403,583

See Notes to Financial Statements.

Balanced Fund	Capital Fund	International Equity Fund	Investors Value Fund	Large Cap Growth Fund	Small Cap Growth Fund

$713,259	$5,770,706	$105,863	$18,748,421	$33,984	$1,614,156
1,193,403	1,549,626	2,828	457,676	784	233,844
(4,236)	(154,765)	(12,803)	(362,104)	—	(1,270)

1,902,426	7,165,567	95,888	18,843,993	34,768	1,846,730

340,139	4,603,452	25,342	4,748,152	29,558	1,289,537
25,457	62,836	24,744	174,618	20,668	53,112
11,326	241,879	3,878	76,547	9,120	47,332
29,445	116,388	26,997	319,374	18,169	40,120
19,105	77,307	14,857	36,644	11,677	29,865
395,836	5,157,558	17,200	947,950	32,720	803,971
30,922	—	1,408	—	2,059	92,110
9,280	29,561	1,957	32,600	3,136	6,754
93,404	1,187,292	12,924	554,492	13,772	334,520
4,250	23,808	13,043	19,879	2,407	8,458

959,164	11,500,081	142,350	6,910,256	143,286	2,705,779
(130,442)	—	(82,912)	—	(61,135)	—

828,722	11,500,081	59,438	6,910,256	82,151	2,705,779

1,073,704	(4,334,514)	36,450	11,933,737	(47,383)	(859,049)

2,328,773	102,299,016	479,358	55,687,619	582,833	21,358,033
—	—	—	—	—	1,815,409
—	(3,423)	(3,349)	—	—	—

2,328,773	102,295,593	476,009	55,687,619	582,833	23,173,442

(2,732,819)	(34,112,612)	(312,266)	(7,801,171)	(547,857)	(14,170,077)
—	—	—	—	—	(178,758)
7	3,563	(292)	—	—	—

(2,732,812)	(34,109,049)	(312,558)	(7,801,171)	(547,857)	(14,348,835)

(404,039)	68,186,544	163,451	47,886,448	34,976	8,824,607

$669,665	$63,852,030	$199,901	$59,820,185	$(12,407)	$7,965,558

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

	All Cap Value Fund

	2004	2003
OPERATIONS:
Net investment income (loss)	$(8,282)	$5,852
Net realized gain (loss)	528,236	(273,022)
Increase (decrease) in net unrealized appreciation	(116,371)	3,458,281

Increase in Net Assets From Operations	403,583	3,191,111

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 7):
Net investment income	—	(6,240)
Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	—	(6,240)

FUND SHARE TRANSACTIONS (NOTE 8):
Net proceeds from sale of shares	347,297	462,870
Net asset value of shares issued for reinvestment of dividends	—	6,240
Cost of shares reacquired	(39,188)	(101,729)

Increase (Decrease) in Net Assets From Fund Share Transactions	308,109	367,381

Increase (Decrease) in Net Assets	711,692	3,552,252
NET ASSETS:
Beginning of period	11,530,406	7,978,154

End of period*	$12,242,098	$11,530,406

* Note:
Includes undistributed (overdistributed) net investment income of:	—	$5,486

Includes accumulated net investment loss of:	$(3,137)	—

See Notes to Financial Statements.

Balanced Fund		Capital Fund		International Equity Fund

2004	2003	2004	2003	2004	2003

$1,073,704	$2,307,700	$(4,334,514)	$(2,641,091)	$36,450	$37,948
2,328,773	1,727,940	102,295,593	(25,577,016)	476,009	(3,451,111)
(2,732,812)	12,048,062	(34,109,049)	494,267,836	(312,558)	4,589,268

669,665	16,083,702	63,852,030	466,049,729	199,901	1,176,105

(1,451,958)	(2,148,351)	—	(709,827)	—	—
—	(1,637,657)	—	(1,532,526)	—	—

(1,451,958)	(3,786,008)	—	(2,242,353)	—	—

22,357,086	53,488,683	171,520,322	277,906,621	564,862	169,501,063
1,078,202	3,336,625	—	2,031,063	—	—
(22,131,813)	(41,259,952)	(170,646,104)	(239,242,850)	(896,428)	(172,614,251)

1,303,475	15,565,356	874,218	40,694,834	(331,566)	(3,113,188)

521,182	27,863,050	64,726,248	504,502,210	(131,665)	(1,937,083)

121,432,961	93,569,911	1,587,514,862	1,083,012,652	5,619,190	7,556,273

$121,954,143	$121,432,961	$1,652,241,110	$1,587,514,862	$5,487,525	$5,619,190

$(7,126)	$371,128	—	—	$33,101	—

—	—	$(4,337,937)	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

	Investors Value Fund

	2004	2003
OPERATIONS:
Net investment income (loss)	$11,933,737	$19,783,523
Net realized gain (loss)	55,687,619	11,014,653
Increase (decrease) in net unrealized appreciation	(7,801,171)	365,047,029
Net realized loss on investments and reimbursement from the Manager related to prospectus restrictions (Note 9)	—	—

Increase (Decrease) in Net Assets From Operations	59,820,185	395,845,205

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 7):
Net investment income	(11,458,245)	(20,792,107)

Decrease in Net Assets From Distributions to Shareholders	(11,458,245)	(20,792,107)

FUND SHARE TRANSACTIONS (NOTE 8):
Net proceeds from sale of shares	179,228,386	458,319,138
Net asset value of shares issued for reinvestment of dividends	10,231,908	18,213,407
Cost of shares reacquired	(90,994,711)	(212,653,993)

Increase (Decrease) in Net Assets From Fund Share Transactions	98,465,583	263,878,552

Increase (Decrease) in Net Assets	146,827,523	638,931,650
NET ASSETS:
Beginning of period	1,700,295,202	1,061,363,552

End of period*	$1,847,122,725	$1,700,295,202

* Note:
Includes undistributed net investment income of:	$529,470	$53,978

Includes accumulated net investment loss of:	—	—

See Notes to Financial Statements.

Large Cap Growth Fund		Small Cap Growth Fund

2004	2003	2004	2003

$(47,383)	$(49,993)	$(859,049)	$(2,407,969)
582,833	(378,667)	23,173,442	(5,604,292)
(547,857)	1,803,635	(14,348,835)	124,575,909
—	—	—	3,282

(12,407)	1,374,975	7,965,558	116,566,930

—	—	—	—

—	—	—	—

1,477,487	4,622,666	52,023,827	118,665,998
—	—	—	—
(2,852,402)	(2,921,197)	(53,857,397)	(110,222,169)

(1,374,915)	1,701,469	(1,833,570)	8,443,829

(1,387,322)	3,076,444	6,131,988	125,010,759

9,477,431	6,400,987	354,930,974	229,920,215

$8,090,109	$9,477,431	$361,062,962	$354,930,974

—	—	—	$64,990

$(47,383)	—	$(794,059)	—

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”) and the Salomon Brothers Capital Fund Inc (“Capital Fund”).

Salomon Brothers All Cap Value Fund (“All Cap Value Fund”), Salomon Brothers Balanced Fund (“Balanced Fund”), Salomon Brothers International Equity Fund (“International Equity Fund”), Salomon Brothers Large Cap Growth Fund (“Large Cap Growth Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and six other separate investment funds: Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Short/Intermediate U.S. Government Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers Cash Management Fund and Salomon Brothers Institutional Money Market Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The Investors Value Fund is a diversified open-end management investment company incorporated in Maryland on April 2, 1958 and the Capital Fund is a non-diversified open-end management investment company incorporated in Maryland on August 23, 1976.

Each fund of the Series Fund, the Investors Value Fund and the Capital Fund are referred to collectively herein as the “Funds”.

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a “Fund”) offering Class A, Class B, Class C and Class O shares, each with their own expense structure. Additionally, certain of the Funds also offer Class Y shares. Each Fund has a specific investment objective:

Fund:	Objective
All Cap Value Fund	To seek long-term growth of capital. Secondarily, to seek current income.
Balanced Fund	To obtain above average income (compared to a fund invested in equity securities). Secondarily to take advantage of opportunities for growth of capital and income.
Capital Fund	To seek capital appreciation through investments primarily in common stock or securities convertible into common stocks, which are believed to have above average price appreciation potential.
International Equity Fund	To seek long-term capital growth.
Investors Value Fund	To seek long-term growth of capital. Secondarily to seek current income.
Large Cap Growth Fund	To seek long-term growth of capital.
Small Cap Growth Fund	To seek long-term growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

(a)  Investment Valuation.    Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values

Notes to Financial Statements

(unaudited) (continued)

obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value, until the 60th day prior to maturity, and are then valued on an amortized cost basis.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

For the Funds (excluding International Equity Fund), securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by and under the supervision of the Board. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

For the International Equity Fund, securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, or as a result of a significant event subsequent to the time a value was so established and is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates.

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b)  Futures Contracts.    Certain Funds may enter into futures contracts, which involves paying or receiving variation margin, which will be recorded as unrealized gain or loss until the contract is closed. When the contract is closed, a realized gain or loss is recognized. Outstanding contracts may involve elements of market risk in excess of amounts reported in the financial statements.

(c)  Option Contracts.    When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

(d)  Mortgage Dollar Rolls.    The Balanced Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is recorded as interest income at the time of the transaction and any gain or loss on the roll is deferred until disposition of the rolled security. For the six months ended June 30, 2004, the Fund recorded interest income of $245,525 related to such dollar rolls. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. The average monthly balance of dollar rolls outstanding during the six months

Notes to Financial Statements

(unaudited) (continued)

ended June 30, 2004 was approximately $13,206,105 for the Balanced Fund. At June 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $16,577,297.

(e)  Securities Traded on a To-Be-Announced Basis.    Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2004, the Balanced Fund held TBA securities with a total cost of $16,577,297.

(f)  Repurchase Agreements.    When entering into repurchase agreements, it is each Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(g)  Reverse Repurchase Agreements.    Certain Funds may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Funds did not enter into any reverse repurchase agreements during the six months ended June 30, 2004.

(h)  Foreign Currency Translation.    The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

(i)  Forward Foreign Currency Contracts.    Certain Funds may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

(j)  Lending of Portfolio Securities.    The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by

Notes to Financial Statements

(unaudited) (continued)

the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

(k)  Loan Participations.    The Balanced Fund may invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“lender”).

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(l)  Federal Income Taxes.    Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

(m)  Dividends and Distributions to Shareholders.    Dividends from net investment income for the Balanced Fund are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Dividends from net investment income for the All Cap Value Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund, are declared on an annual basis. Dividends from net investment income for the Capital Fund and Investors Value Fund, if any, are declared on a quarterly basis. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications.

(n)  Class Accounting.    Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Distribution, shareholder servicing and communications fees relating to a specific class are charged directly to that class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(o)  Expenses.    Direct expenses are charged to the Funds that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(p)  Other.    Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of discount or amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income (other than service and distribution fees and other class specific expenses), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class’s net assets to the Fund’s total net assets.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as its investment manager, subject to the supervision of the Board of Directors. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund (except the Capital Fund and Investors Value Fund) is payable monthly and is based on the following annual percentages of each Fund’s respective

Notes to Financial Statements

(unaudited) (continued)

average daily net assets: 0.75% for the All Cap Value Fund, 0.55% for the Balanced Fund, 0.90% for the International Equity Fund and 0.70% for the Small Cap Growth Fund. Effective March 1, 2004, the management fee for Large Cap Growth Fund has been reduced to an annual rate of 0.70% of the Fund’s average daily net assets. Prior to March 1, 2004, Large Cap Growth Fund paid SBAM a management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The management fee for the Capital Fund is payable monthly and is based on the following annual percentages of the Fund’s average daily net assets: first $100 million-1%; next $100 million-0.75%; next $200 million-0.625%; excess over $400 million-0.50%.

Pursuant to a sub-advisory agreement, SBAM has retained Citi Fund Management Inc. (“CFM”) as sub-adviser to the Large Cap Growth Fund. Subject to the supervision of SBAM, CFM has responsibility for the day-to-day management of the Large Cap Growth Fund’s portfolio. CFM is compensated by SBAM at no additional cost to the Large Cap Growth Fund. Instead, CFM receives a fee from SBAM equal to 0.45% of average daily net assets of the Large Cap Growth Fund.

SBAM has also entered into a sub-advisory agreement with Citigroup Asset Management Limited (“CAM Ltd.”) to act as sub-adviser to the International Equity Fund. Subject to the supervision of SBAM, CAM Ltd. has responsibility for the day-to-day management of the Fund’s portfolio. CAM Ltd. is compensated by SBAM at no additional cost to the International Equity Fund. Instead, CAM Ltd. receives a fee from SBAM equal to 0.60% of average daily net assets of the International Equity Fund.

The Investors Value Fund pays SBAM a base management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $350 million	0.650%
Next $150 million	0.550%
Next $250 million	0.525%
Next $250 million	0.500%
Over $1 billion	0.450%

At the end of each calendar quarter, for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund which has the lowest performance for the period and the S&P 500 Index over the last prior 12 month period, this base fee is adjusted upward or downward by the product of (i)  1/4 of 0.01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investors Value Fund’s performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. For the rolling one year period ended March 31, 2004, the Investors Value Fund exceeded the S&P 500 Index’s performance by approximately 5.27%. For the rolling one year period ended June 30, 2004, the S&P 500 Index exceeded the Investors Value Fund’s performance by approximately 1.13%. As a result, base management fees were increased, in aggregate, by $153,791 for the six months ended June 30, 2004.

For the six months ended June 30, 2004, SBAM waived management fees of $44,850, $130,442, $25,342, and $29,558 for the All Cap Value Fund, Balanced Fund, International Equity Fund and Large Cap Growth Fund, respectively, and voluntarily absorbed expenses of $14,018, $57,570, and $31,577 for the All Cap Value Fund, International Equity Fund and Large Cap Growth Fund, respectively.

SBAM also acts as administrator for the Capital Fund and Investors Value Fund. SBAM has delegated its responsibilities as administrator to Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. The Capital Fund and Investors Value Fund do not pay SBAM an additional fee to act as the administrator.

Notes to Financial Statements

(unaudited) (continued)

SBFM acts as administrator for the All Cap Value Fund, Balanced Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund. As compensation for its services, the All Cap Value Fund, Balanced Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund each pay SBFM a fee calculated at an annual rate of 0.05% of their respective average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor. Each Fund has an agreement with CGM to distribute its shares pursuant to a multiple pricing system.

On February 2, 2004, initial sales charges on Class 2 shares were eliminated. On April 29, 2004, the Funds’ Class 2 shares were renamed as Class C shares.

There is a maximum initial sales charges of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and is reduced over time until no CDSC is incurred after six years. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O and Y shares have no initial or contingent deferred sales charge.

For the six months ended June 30, 2004, sales charges received by CGM and contingent deferred sales charges paid to CGM were:

	Sales Charges		CDSCs
	Class A	Class C	Class A	Class B	Class C
All Cap Value Fund	$3,113	$172	—	—	—
Balanced Fund	45,740	12,702	—	$24,743	$1,812
Capital Fund	748,606	128,450	—	468,363	31,642
International Equity Fund	4,751	37	—	2,186	996
Investors Value Fund	80,022	12,971	—	44,030	2,618
Large Cap Growth Fund	9,091	1,240	—	1,996	94
Small Cap Growth Fund	119,452	14,149	$2,550	52,994	2,033

For the six months ended June 30, 2004, brokerage commissions of $65, $1,395, $33,580, $118,629 and $900 were paid by the All Cap Value Fund, Balanced Fund, Capital Fund, Investors Value Fund and Small Cap Growth Fund, respectively, to CGM and its affiliates.

3. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

	Purchases	Sales
All Cap Value Fund	$2,769,467	$2,486,485

Balanced Fund:
U.S. government securities	$16,819,172	$10,856,055
Other investments	25,242,742	15,935,025

	$42,061,914	$26,791,080

Capital Fund	$620,982,339	$669,489,087

International Equity Fund	$1,573,464	$2,044,158

Investors Value Fund	$344,886,263	$237,937,218

Large Cap Growth Fund	$6,733,212	$7,677,276

Small Cap Growth Fund	$226,728,250	$205,209,603

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
All Cap Value Fund	$1,870,701	$(390,513)	$1,480,188
Balanced Fund	10,647,090	(6,109,735)	4,537,355
Capital Fund	233,073,768	(23,037,074)	210,036,694
International Equity Fund	1,073,967	(35,043)	1,038,924
Investors Value Fund	325,807,120	(34,728,473)	291,078,647
Large Cap Growth Fund	476,810	(405,206)	71,604
Small Cap Growth Fund	59,009,335	(18,615,445)	40,393,890

At June 30, 2004, the Small Cap Growth Fund had the following open futures contracts:

Contracts to Buy	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain
Russell 2000	26	9/04	$7,341,256	$7,700,550	$359,294

At June 30, 2004, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Value
All Cap Value Fund	$415,364
Balanced Fund	15,800,372
Capital Fund	82,638,603
International Equity Fund	900,950
Investors Value Fund	83,136,444
Small Cap Growth Fund	89,445,403

At June 30, 2004, the Funds listed below received cash collateral which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

Amount
All Cap Value Fund	$427,179
Balanced Fund	15,541,068
Capital Fund	84,299,726
International Equity Fund	941,469
Investors Value Fund	85,052,587
Small Cap Growth Fund	92,118,112

In addition, the Balanced Fund and International Equity Fund received securities collateral amounting to $511,313 and $4,516, respectively, which is maintained in a segregated account by the custodian.

Notes to Financial Statements

(unaudited) (continued)

Income earned by the Funds from securities lending for the six months ended June 30, 2004 was as follows:

Amount
All Cap Value Fund	$1,087
Balanced Fund	6,449
Capital Fund	104,465
International Equity Fund	2,520
Investors Value Fund	96,624
Large Cap Growth Fund	65
Small Cap Growth Fund	76,590

4. Fund Investment Risks

Credit and Market Risk.    Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Financial Instruments with Off-Balance Sheet Risk.    Certain Funds enter into forward foreign currency contracts (“forward contracts”) to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Financial Statements

(unaudited) (continued)

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

5. Line of Credit

The Balanced Fund and Small Cap Growth Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to the Balanced Fund and Small Cap Growth Fund was $2,287 and $6,926, respectively. Since the line of credit was established there have been no borrowings.

The Capital Fund and Investors Value Fund entered into an agreement with various financial institutions which allows the funds collectively to borrow up to $200 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to each Fund was $39,625.

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution and Service Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2004, total Rule 12b-1 Distribution and Service Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
All Cap Value Fund	$614	$1,867	$580
Balanced Fund	71,284	152,238	172,314
Capital Fund	448,059	2,059,832	2,649,667
International Equity Fund	3,604	7,358	6,238
Investors Value Fund	359,897	237,783	350,270
Large Cap Growth Fund	2,733	15,064	14,923
Small Cap Growth Fund	342,277	191,716	269,978

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
All Cap Value Fund	$502	$401	$130	$119	—
Balanced Fund	42,744	29,924	20,230	506	—
Capital Fund	235,162	420,418	515,035	16,528	$149
International Equity Fund	3,438	4,949	4,439	98	—
Investors Value Fund	194,794	91,516	102,285	163,655	2,242
Large Cap Growth Fund	3,022	5,031	5,633	86	—
Small Cap Growth Fund	185,692	76,371	71,136	1,321	—

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
All Cap Value Fund	$985	$744	$240	$22,044	—
Balanced Fund	5,222	2,788	3,156	160	—
Capital Fund	52,802	60,656	78,032	45,390	$4,999
International Equity Fund	1,986	1,013	859	20	—
Investors Value Fund	12,324	2,067	2,985	32,686	26,485
Large Cap Growth Fund	2,420	3,336	3,305	59	—
Small Cap Growth Fund	35,179	4,922	6,937	294	—

7. Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
All Cap Value Fund:
Class O
Net investment income	—	$6,240

Balanced Fund:
Class A
Net investment income	$771,903	$937,552
Net realized gains	—	631,483

Total	$771,903	$1,569,035

Class B
Net investment income	$306,068	$749,765
Net realized gains	—	569,882

Total	$306,068	$1,319,647

Class C
Net investment income	$348,407	$417,081
Net realized gains	—	412,168

Total	$348,407	$829,249

Class O
Net investment income	$25,580	$43,953
Net realized gains	—	24,124

Total	$25,580	$68,077

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Capital Fund:
Class A
Net investment income	—	$221,852
Capital	—	478,980

Total	—	$700,832

Class B
Net investment income	—	$89,605
Capital	—	193,459

Total	—	$283,064

Class C
Net investment income	—	$105,057
Capital	—	226,820

Total	—	$331,877

Class O
Net investment income	—	$261,526
Capital	—	564,637

Total	—	$826,163

Class Y
Net investment income	—	$31,787
Capital	—	68,630

Total	—	$100,417

Investors Value Fund:
Net Investment Income
Class A	$1,605,372	$2,906,985
Class B	53,622	251,453
Class C	95,781	333,731
Class O	5,241,100	10,378,703
Class Y	4,462,370	6,921,235

Total	$11,458,245	$20,792,107

8. Capital Stock

At June 30, 2004, the Series Fund had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share. The Investors Value Fund had 1,000,000,000 shares of authorized capital stock, par value $0.001 per share. The Capital Fund had 1,000,000,000 shares of authorized capital stock, par value $0.001 per share. Effective April 29, 2004, the Funds renamed Class 2 shares as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

Transactions in Fund shares for the periods indicated were as follows:

	All Cap Value Fund				Balanced Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	6,295	$86,666	25,417	$315,975	1,241,273	$16,123,437	2,512,624	$30,423,169
Shares issued on reinvestment	—	—	—	—	43,596	565,679	115,624	1,410,972
Shares reacquired	(1,242)	(17,511)	(4,809)	(61,153)	(632,890)	(8,215,805)	(1,177,408)	(14,199,670)

Net Increase	5,053	$69,155	20,608	$254,822	651,979	$8,473,311	1,450,840	$17,634,471

Class B
Shares sold	6,765	$92,766	11,971	$127,895	168,188	$2,162,679	694,556	$8,350,663
Shares issued on reinvestment	—	—	—	—	17,534	226,262	93,027	1,114,858
Shares reacquired	(29)	(363)	(3,251)	(37,334)	(882,976)	(11,388,681)	(1,963,678)	(23,577,720)

Net Increase (Decrease)	6,736	$92,403	8,720	$90,561	(697,254)	$(8,999,740)	(1,176,095)	$(14,112,199)

Class C†
Shares sold	8,083	$109,365	—	—	312,518	$4,055,192	1,214,134	$14,684,007
Shares issued on reinvestment	—	—	—	—	20,906	270,211	62,344	759,755
Shares reacquired	(757)	(10,100)	(401)	$(3,242)	(194,639)	(2,504,098)	(288,758)	(3,476,930)

Net Increase (Decrease)	7,326	$99,265	(401)	$(3,242)	138,785	$1,821,305	987,720	$11,966,832

Class O
Shares sold	4,293	$58,500	1,519	$19,000	1,223	$15,778	2,621	$30,844
Shares issued on reinvestment	—	—	545	6,240	1,227	16,050	4,182	51,040
Shares reacquired	(808)	(11,214)	—	—	(1,781)	(23,229)	(447)	(5,632)

Net Increase	3,485	$47,286	2,064	$25,240	669	$8,599	6,356	$76,252

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.

	Capital Fund				International Equity Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	2,463,638	$69,291,325	5,334,794	$117,292,346	27,133	$161,384	30,909,281	$156,936,896
Shares issued on reinvestment	—	—	32,197	609,166	—	—	—	—
Shares reacquired	(1,728,807)	(48,653,921)	(4,539,991)	(98,795,290)	(85,268)	(508,782)	(31,203,923)	(159,369,779)

Net Increase (Decrease)	734,831	$20,637,404	827,000	$19,106,222	(58,135)	$(347,398)	(294,642)	$(2,432,883)

Class B
Shares sold	897,614	$24,249,060	1,877,645	$40,981,230	22,418	$130,349	14,114	$73,401
Shares issued on reinvestment	—	—	12,693	232,657	—	—	—	—
Shares reacquired	(1,456,534)	(39,179,838)	(2,671,842)	(55,789,719)	(20,969)	(121,688)	(83,368)	(419,945)

Net Increase (Decrease)	(558,920)	$(14,930,778)	(781,504)	$(14,575,832)	1,449	$8,661	(69,254)	$(346,544)

Class C†
Shares sold	1,751,801	$47,335,658	3,731,214	$81,799,915	46,554	$273,129	2,432,271	$12,057,902
Shares issued on reinvestment	—	—	15,909	292,085	—	—	—	—
Shares reacquired	(2,153,700)	(58,200,471)	(3,224,933)	(67,592,562)	(45,414)	(265,958)	(2,493,366)	(12,396,732)

Net Increase (Decrease)	(401,899)	$(10,864,813)	522,190	$14,499,438	1,140	$7,171	(61,095)	$(338,830)

Class O
Shares sold	1,072,865	$30,644,179	1,654,495	$37,830,877	—	—	87,876	$432,864
Shares issued on reinvestment	—	—	41,649	796,738	—	—	—	—
Shares reacquired	(878,123)	(24,611,874)	(786,867)	(17,060,258)	—	—	(86,080)	(427,795)

Net Increase	194,742	$6,032,305	909,277	$21,567,357	—	—	1,796	$5,069

Class Y
Shares sold	4	$100	88	$2,253	—	—	—	—
Shares issued on reinvestment	—	—	5,244	100,417	—	—	—	—
Shares reacquired	—	—	(203)	(5,021)	—	—	—	—

Net Increase	4	$100	5,129	$97,649	—	—	—	—

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

	Investors Value Fund				Large Cap Growth Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003		Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	2,684,163	$52,599,402	7,620,978	$124,641,097	54,501	$403,787	201,730	$1,331,429
Shares issued on reinvestment	80,001	1,551,993	169,442	2,805,872	—	—	—	—
Shares reacquired	(1,512,258)	(29,483,375)	(6,234,542)	(99,494,210)	(49,720)	(374,282)	(56,897)	(376,044)

Net Increase	1,251,906	$24,668,020	1,555,878	$27,952,759	4,781	$29,505	144,833	$955,385

Class B
Shares sold	119,985	$2,302,679	265,706	$4,241,099	46,243	$336,871	184,582	$1,246,184
Shares issued on reinvestment	2,443	46,632	13,605	216,291	—	—	—	—
Shares reacquired	(481,863)	(9,247,053)	(1,422,306)	(22,195,532)	(123,011)	(895,633)	(153,853)	(1,011,280)

Net Increase (Decrease)	(359,435)	$(6,897,742)	(1,142,995)	$(17,738,142)	(76,768)	$(558,762)	30,729	$234,904

Class C†
Shares sold	323,204	$6,228,481	1,468,950	$23,323,178	98,720	$716,829	300,920	$2,020,053
Shares issued on reinvestment	4,600	88,029	19,103	306,058	—	—	—	—
Shares reacquired	(334,008)	(6,394,053)	(1,519,167)	(23,628,620)	(215,941)	(1,582,487)	(241,263)	(1,531,716)

Net Increase (Decrease)	(6,204)	$(77,543)	(31,114)	$616	(117,221)	$(865,658)	59,657	$488,337

Class O
Shares sold	841,440	$16,467,249	8,792,535	$130,600,285	2,635	$20,000	3,688	$25,000
Shares issued on reinvestment	210,874	4,082,884	478,347	7,963,914	—	—	—	—
Shares reacquired	(1,808,272)	(34,994,638)	(3,155,573)	(51,474,451)	—	—	(354)	(2,157)

Net Increase (Decrease)	(755,958)	$(14,444,505)	6,115,309	$87,089,748	2,635	$20,000	3,334	$22,843

Class Y
Shares sold	5,221,880	$101,630,575	10,925,578	$175,513,479	—	—	—	—
Shares issued on reinvestment	230,407	4,462,370	416,497	6,921,272	—	—	—	—
Shares reacquired	(557,403)	(10,875,592)	(966,305)	(15,861,180)	—	—	—	—

Net Increase	4,894,884	$95,217,353	10,375,770	$166,573,571	—	—	—	—

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.

	Small Cap Growth Fund
	Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,934,542	$41,144,585	9,318,627	$98,001,012
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(2,815,647)	(38,633,998)	(6,862,091)	(71,871,999)

Net Increase	118,895	$2,510,587	2,456,536	$26,129,013

Class B
Shares sold	173,246	$2,288,594	378,794	$4,002,131
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(696,118)	(9,137,651)	(2,556,971)	(24,927,521)

Net Decrease	(522,872)	$(6,849,057)	(2,178,177)	$(20,925,390)

Class C†
Shares sold	465,332	$6,195,873	1,162,474	$12,152,930
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(429,463)	(5,649,966)	(883,890)	(8,989,520)

Net Increase	35,869	$545,907	278,584	$3,163,410

Class O
Shares sold	166,502	$2,394,775	463,221	$4,509,925
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(31,155)	(435,782)	(457,970)	(4,433,129)

Net Increase	135,347	$1,958,993	5,251	$76,796

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.

Notes to Financial Statements

(unaudited) (continued)

9. Prospectus Restriction

The Small Cap Growth Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The Small Cap Growth Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Growth Index (“Index”) at the time of investment. Subsequent to a reconstitution of the Russell 2000 Growth Index in July 2003, the Small Cap Growth Fund purchased securities of certain companies with market capitalizations that were not similar to the companies in the Index, resulting in less than 80% of the Small Cap Growth Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.

The Small Cap Growth Fund sold certain securities of issuers with market capitalizations not similar to the companies in the Index to achieve compliance with its investment policy resulting in a net realized loss to the Fund of $8,427. The Manager has agreed to reimburse the Small Cap Growth Fund for losses on investments that were acquired in violation of its investment policy in the amount of $11,709.

10. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. On August 12, 2004, CAM made payments to certain funds of their share of the amount described above through a waiver of its fees. While other of the Salomon Brothers Investment Series Funds did not implement the contractual arrangement described above and therefore will not receive any portion of the payment, the Salomon Brothers Small Cap Growth Fund received a payment of $3,868, as the surviving fund of a merger with a fund that did implement the contractual arrangement described above. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

11. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Notes to Financial Statements

(unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management not the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor of the Advisers to perform under their respective contracts with the Funds.

12. Subsequent Events

The Board of Directors of the Series Fund has approved an amendment to add breakpoints to the management fee to the Management Contract between the Series Fund, regarding All Cap Value Fund, and Salomon Brothers Asset Management Inc. Effective August 1, 2004, the management fee, which is calculated daily and payable monthly, will be calculated in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Fee Rate
First $1.5 billion	0.750%
Next $0.5 billion	0.700%
Next $0.5 billion	0.650%
Next $1.0 billion	0.600%
Over $3.5 billion	0.500%

The Board of Directors of the Company has approved an amendment to the Administration Agreement between All Cap Value Fund and SBFM. Effective August 1, 2004, All Cap Value Fund will no longer pay an administrative fee. The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

Effective August 1, 2004, the voluntary management fees and expenses waiver for the Balanced Fund has been terminated.

The Board of Directors of the Series Fund has approved an amendment to add breakpoints to the management fee to the Management Contract between the Series Fund, regarding Large Cap Growth Fund, and Salomon Brothers Asset Management Inc. Effective August 1, 2004, the management fee, which is calculated daily and payable monthly, will be calculated in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Fee Rate
First $5.0 billion	0.700%
Next $2.5 billion	0.700%
Next $2.5 billion	0.675%
Over $10.0 billion	0.650%

The Board of Directors of the Series Fund has approved an amendment to add breakpoints to the administration fee to the Administration Agreement between Large Cap Growth Fund and SBFM Effective August 1, 2004, Large Cap Growth Fund will pay an administration fee calculated at an annual rate of 0.05% of the average daily net assets up to $5 billion, 0.025% for the next $5 billion, and 0.00% over $10 billion. The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
	Class A Shares
	2004(1)		2003	2002(2)
Net Asset Value, Beginning of Period	$13.33		$9.58	$13.30

Income (Loss) From Operations:
Net investment income (loss) (3)	(0.02)		(0.02)	0.02
Net realized and unrealized gain (loss)	0.47		3.77	(3.73)

Total Income (Loss) From Operations	0.45		3.75	(3.71)

Less Distributions From:
Net realized gains	—		—	(0.01)

Total Distributions	—		—	(0.01)

Net Asset Value, End of Period	$13.78		$13.33	$9.58

Total Return (4)	3.4	%‡	39.1%	(27.9)%‡
Net Assets, End of Period (000s)	$525		$441	$119
Ratios to Average Net Assets:
Expenses	1.50	%†	1.50%	1.50%†
Net investment loss	(0.32	)†	(0.16)	(0.17)†
Portfolio Turnover Rate	21%		28%	42%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	$(0.10)		$(0.13)	$(0.17)
Expense ratio	2.66	%†	2.57%	3.56%†

All Cap Value Fund
	Class B Shares
	2004(1)		2003	2002	2001(5)
Net Asset Value, Beginning of Period	$13.11		$9.49	$13.60	$12.88

Income (Loss) From Operations:
Net investment loss (3)	(0.07)		(0.10)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	0.46		3.72	(4.02)	0.73

Total Income (Loss) From Operations	0.39		3.62	(4.10)	0.72

Less Distributions From:
Net realized gains	—		—	(0.01)	—

Total Distributions	—		—	(0.01)	—

Net Asset Value, End of Period	$13.50		$13.11	$9.49	$13.60

Total Return (4)	3.0	%‡	38.2%	(30.2)%	5.6	%‡
Net Assets, End of Period (000s)	$408		$308	$140	$11
Ratios to Average Net Assets:
Expenses	2.25	%†	2.25%	2.25%	2.25	%†
Net investment loss	(1.08	)†	(0.90)	(0.79)	(0.55	)†
Portfolio Turnover Rate	21%		28%	42%	3.51%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	$(0.15)		$(0.22)	$(0.30)	$(0.03)
Expense ratio	3.43	%†	3.36%	4.37%	3.36	%†

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period January 25, 2002 (inception date) to December 31, 2002.
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)	For the period November 8, 2001 (inception date) to December 31, 2001.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
	Class C Shares(1)
	2004(2)		2003	2002(3)
Net Asset Value, Beginning of Period	$13.14		$9.51	$13.19

Income (Loss) From Operations:
Net investment loss (4)	(0.07)		(0.10)	(0.08)
Net realized and unrealized gain (loss)	0.46		3.73	(3.59)

Total Income (Loss) From Operations	0.39		3.63	(3.67)

Less Distributions From:
Net realized gains	—		—	(0.01)

Total Distributions	—		—	(0.01)

Net Asset Value, End of Period	$13.53		$13.14	$9.51

Total Return (5)	3.0	%‡	38.2%	(27.9)%‡
Net Assets, End of Period (000s)	$159		$58	$46
Ratios to Average Net Assets:
Expenses	2.25	%†	2.25%	2.25%†
Net investment loss	(1.05	)†	(0.90)	(0.83)†
Portfolio Turnover Rate	21%		28%	42%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (4)	$(0.15)		$(0.24)	$(0.29)
Expense ratio	3.43	%†	3.52%	4.34%†

All Cap Value Fund
	Class O Shares
	2004(2)		2003	2002	2001(6)
Net Asset Value, Beginning of Period	$13.37		$9.59	$13.62	$12.50

Income (Loss) From Operations:
Net investment income (loss) (4)	(0.01)		0.01	0.01	0.01
Net realized and unrealized gain (loss)	0.48		3.78	(4.02)	1.11

Total Income (Loss) From Operations	0.47		3.79	(4.01)	1.12

Less Distributions From:
Net investment income	—		(0.01)	(0.01)	—
Net realized gains	—		—	(0.01)	—

Total Distributions	—		(0.01)	(0.02)	—

Net Asset Value, End of Period	$13.84		$13.37	$9.59	$13.62

Total Return (5)	3.5	%‡	39.5%	(29.5)%	9.0	%‡
Net Assets, End of Period (000s)	$11,150		$10,723	$7,673	$10,893
Ratios to Average Net Assets:
Expenses	1.25	%†	1.25%	1.25%	1.25	%†
Net investment income (loss)	(0.09	)†	0.09	0.07	0.45	†
Portfolio Turnover Rate	21%		28%	42%	3.51%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (4)	$(0.07)		$(0.09)	$(0.22)	$(0.02)
Expense ratio	2.22	%†	2.14%	3.35%	2.36	%†

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	For the period January 17, 2002 (inception date) to December 31, 2002.
(4)	Per share amounts have been calculated using the monthly average shares method.
(5)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	For the period October 15, 2001 (inception date) to December 31, 2001.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Balanced Fund

	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.89		$11.48	$12.39	$12.84	$12.81	$13.11

Income (Loss) From Operations:
Net investment income (2)	0.14		0.32	0.39	0.48	0.54	0.50
Net realized and unrealized gain (loss)	(0.05)		1.57	(0.80)	(0.36)	0.44	(0.08)

Total Income (Loss) From Operations	0.09		1.89	(0.41)	0.12	0.98	0.42

Less Distributions From:
Net investment income	(0.17)		(0.30)	(0.35)	(0.46)	(0.50)	(0.50)
Net realized gains	—		(0.18)	(0.15)	(0.11)	(0.45)	(0.22)

Total Distributions	(0.17)		(0.48)	(0.50)	(0.57)	(0.95)	(0.72)

Net Asset Value, End of Period	$12.81		$12.89	$11.48	$12.39	$12.84	$12.81

Total Return (3)	0.7	%‡	16.9%	(3.3)%	1.0%	7.9%	3.2%
Net Assets, End of Period (000s)	$59,689		$51,639	$29,341	$25,607	$24,290	$35,386
Ratios to Average Net Assets:
Expenses	0.95	%†	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.14	†	2.64	3.24	3.79	4.19	3.79
Portfolio Turnover Rate	24	%**	93%	36%	55%	28%	34%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income per share (2)	$0.13		$0.28	$0.35	$0.44	$0.51	$0.47
Expense ratio	1.16	%†	1.27%	1.24%	1.25%	1.18%	1.17%

Balanced Fund
	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.80		$11.41	$12.32	$12.77	$12.76	$13.08

Income (Loss) From Operations:
Net investment income (2)	0.09		0.23	0.30	0.39	0.44	0.40
Net realized and unrealized gain (loss)	(0.04)		1.55	(0.79)	(0.35)	0.44	(0.08)

Total Income (Loss) From Operations	0.05		1.78	(0.49)	0.04	0.88	0.32

Less Distributions From:
Net investment income	(0.13)		(0.21)	(0.27)	(0.38)	(0.42)	(0.42)
Net realized gains	—		(0.18)	(0.15)	(0.11)	(0.45)	(0.22)

Total Distributions	(0.13)		(0.39)	(0.42)	(0.49)	(0.87)	(0.64)

Net Asset Value, End of Period	$12.72		$12.80	$11.41	$12.32	$12.77	$12.76

Total Return (3)	0.4	%‡	15.9%	(4.0)%	0.3%	7.1%	2.4%
Net Assets, End of Period (000s)	$25,881		$34,972	$44,574	$61,485	$73,311	$97,656
Ratios to Average Net Assets:
Expenses	1.70	%†	1.70%	1.70%	1.69%	1.70%	1.70%
Net investment income	1.36	†	1.94	2.46	3.05	3.43	3.03
Portfolio Turnover Rate	24	%**	93%	36%	55%	28%	34%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income per share (2)	$0.07		$0.19	$0.26	$0.36	$0.41	$0.37
Expense ratio	1.96	%†	2.00%	1.99%	1.88%	1.93%	1.92%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 96%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Balanced Fund

	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.84		$11.44	$12.35	$12.81	$12.79	$13.11

Income (Loss) From Operations:
Net investment income (3)	0.09		0.23	0.30	0.38	0.44	0.41
Net realized and unrealized gain (loss)	(0.04)		1.56	(0.79)	(0.35)	0.45	(0.09)

Total Income (Loss) From Operations	0.05		1.79	(0.49)	0.03	0.89	0.32

Less Distributions From:
Net investment income	(0.13)		(0.21)	(0.27)	(0.38)	(0.42)	(0.42)
Net realized gains	—		(0.18)	(0.15)	(0.11)	(0.45)	(0.22)

Total Distributions	(0.13)		(0.39)	(0.42)	(0.49)	(0.87)	(0.64)

Net Asset Value, End of Period	$12.76		$12.84	$11.44	$12.35	$12.81	$12.79

Total Return (4)	0.4	%‡	16.0%	(4.0)%	0.2%	7.2%	2.4%
Net Assets, End of Period (000s)	$34,633		$33,069	$18,168	$16,564	$15,496	$21,030
Ratios to Average Net Assets:
Expenses	1.70	%†	1.70%	1.70%	1.69%	1.70%	1.70%
Net investment income	1.37	†	1.88	2.48	3.03	3.45	3.04
Portfolio Turnover Rate	24	%**	93%	36%	55%	28%	34%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income per share (3)	$0.08		$0.20	$0.26	$0.37	$0.41	$0.38
Expense ratio	1.88	%†	1.93%	1.99%	1.84%	1.94%	1.92%

Balanced Fund

	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.98		$11.56	$12.47	$12.91	$12.88	$13.18

Income (Loss) From Operations:
Net investment income (3)	0.15		0.36	0.42	0.52	0.58	0.54
Net realized and unrealized gain (loss)	(0.03)		1.57	(0.80)	(0.36)	0.43	(0.09)

Total Income (Loss) From Operations	0.12		1.93	(0.38)	0.16	1.01	0.45

Less Distributions From:
Net investment income	(0.19)		(0.33)	(0.38)	(0.49)	(0.53)	(0.53)
Net realized gains	—		(0.18)	(0.15)	(0.11)	(0.45)	(0.22)

Total Distributions	(0.19)		(0.51)	(0.53)	(0.60)	(0.98)	(0.75)

Net Asset Value, End of Period	$12.91		$12.98	$11.56	$12.47	$12.91	$12.88

Total Return (4)	0.9	%‡	17.1%	(3.1)%	1.3%	8.1%	3.4%
Net Assets, End of Period (000s)	$1,751		$1,753	$1,487	$1,150	$1,504	$1,460
Ratios to Average Net Assets:
Expenses	0.70	%†	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.38	†	2.92	3.47	4.03	4.45	4.00
Portfolio Turnover Rate	24	%**	93%	36%	55%	28%	34%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income per share (3)	$0.15		$0.34	$0.38	$0.50	$0.55	$0.51
Expense ratio	0.82	%†	0.86%	0.99%	0.79%	0.93%	0.92%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 96%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$27.04		$18.87	$25.09	$25.44	$25.29	$22.92

Income (Loss) From Operations:
Net investment income (loss) (2)	(0.02)		0.05	0.13	0.24	0.17	0.15
Net realized and unrealized gain (loss)	1.17		8.18	(6.30)	0.16	4.53	4.99

Total Income (Loss) From Operations	1.15		8.23	(6.17)	0.40	4.70	5.14

Less Distributions From:
Net investment income	—		(0.02)	(0.05)	(0.20)	(0.13)	(0.18)
Net realized gains	—		—	—	(0.55)	(4.42)	(2.59)
Capital	—		(0.04)	—	—	—	—

Total Distributions	—		(0.06)	(0.05)	(0.75)	(4.55)	(2.77)

Net Asset Value, End of Period	$28.19		$27.04	$18.87	$25.09	$25.44	$25.29

Total Return (3)	4.3	%‡	43.8%	(24.6)%	1.6%	18.9%	23.1%
Net Assets, End of Period (000s)	$371,399		$336,324	$219,140	$277,998	$109,786	$29,814
Ratios to Average Net Assets:
Expenses	1.00	%†	1.08%	1.12%	1.07%	1.16%	1.27%
Net investment income (loss)	(0.13	)†	0.21	0.61	0.94	0.66	0.61
Portfolio Turnover Rate	45%		107%	107%	72%	97%	126%

Capital Fund
	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$26.02		$18.28	$24.45	$24.86	$24.86	$22.63

Income (Loss) From Operations:
Net investment income (loss) (2)	(0.13)		(0.14)	(0.05)	0.04	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.12		7.90	(6.12)	0.16	4.46	4.92

Total Income (Loss) From Operations	0.99		7.76	(6.17)	0.20	4.42	4.88

Less Distributions From:
Net investment income	—		(0.01)	—	(0.06)	—	(0.06)
Net realized gains	—		—	—	(0.55)	(4.42)	(2.59)
Capital	—		(0.01)	—	—	—	—

Total Distributions	—		(0.02)	—	(0.61)	(4.42)	(2.65)

Net Asset Value, End of Period	$27.01		$26.02	$18.28	$24.45	$24.86	$24.86

Total Return (3)	3.8	%‡	42.5%	(25.2)%	0.8%	18.1%	22.2%
Net Assets, End of Period (000s)	$406,318		$405,893	$299,391	$363,817	$195,736	$79,678
Ratios to Average Net Assets:
Expenses	1.85	%†	1.94%	1.95%	1.86%	1.91%	2.02%
Net investment income (loss)	(0.98	)†	(0.65)	(0.22)	0.15	(0.14)	(0.16)
Portfolio Turnover Rate	45%		107%	107%	72%	97%	126%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$26.07		$18.31	$24.50	$24.90	$24.90	$22.69

Income (Loss) From Operations:
Net investment income (loss) (3)	(0.13)		(0.13)	(0.05)	0.04	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.13		7.91	(6.14)	0.17	4.45	4.91

Total Income (Loss) From Operations	1.00		7.78	(6.19)	0.21	4.42	4.87

Less Distributions From:
Net investment income	—		(0.01)	—	(0.06)	—	(0.07)
Net realized gains	—		—	—	(0.55)	(4.42)	(2.59)
Capital	—		(0.01)	—	—	—	—

Total Distributions	—		(0.02)	—	(0.61)	(4.42)	(2.66)

Net Asset Value, End of Period	$27.07		$26.07	$18.31	$24.50	$24.90	$24.90

Total Return (4)	3.8	%‡	42.5%	(25.3)%	0.8%	18.0%	22.2%
Net Assets, End of Period (000s)	$527,339		$518,298	$354,434	$389,731	$122,307	$24,830
Ratios to Average Net Assets:
Expenses	1.82	%†	1.92%	1.96%	1.84%	1.91%	2.02%
Net investment income (loss)	(0.95	)†	(0.63)	(0.22)	0.16	(0.12)	(0.18)
Portfolio Turnover Rate	45%		107%	107%	72%	97%	126%

Capital Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$27.42		$19.08	$25.27	$25.61	$25.43	$22.99

Income (Loss) From Operations:
Net investment income (3)	0.04		0.14	0.23	0.34	0.23	0.22
Net realized and unrealized gain (loss)	1.19		8.28	(6.34)	0.16	4.57	5.00

Total Income (Loss) From Operations	1.23		8.42	(6.11)	0.50	4.80	5.22

Less Distributions From:
Net investment income	—		(0.03)	(0.08)	(0.29)	(0.20)	(0.19)
Net realized gains	—		—	—	(0.55)	(4.42)	(2.59)
Capital	—		(0.05)	—	—	—	—

Total Distributions	—		(0.08)	(0.08)	(0.84)	(4.62)	(2.78)

Net Asset Value, End of Period	$28.65		$27.42	$19.08	$25.27	$25.61	$25.43

Total Return (4)	4.5	%‡	44.3%	(24.3)%	2.0%	19.2%	23.4%
Net Assets, End of Period (000s)	$312,782		$294,073	$187,241	$221,979	$227,739	$215,308
Ratios to Average Net Assets:
Expenses	0.62	%†	0.65%	0.67%	0.67%	0.90%	1.01%
Net investment income	0.25	†	0.64	1.07	1.32	0.84	0.91
Portfolio Turnover Rate	45%		107%	107%	72%	97%	126%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund

	Class Y Shares
	2004(1)		2003	2002	2001(2)
Net Asset Value, Beginning of Period	$27.46		$19.10	$25.30	$27.48

Income (Loss) From Operations:
Net investment income (3)	0.04		0.15	0.24	0.30
Net realized and unrealized gain (loss)	1.19		8.29	(6.36)	(1.67)

Total Income (Loss) From Operations	1.23		8.44	(6.12)	(1.37)

Less Distributions From:
Net investment income	—		(0.03)	(0.08)	(0.26)
Net realized gains	—		—	—	(0.55)
Capital	—		(0.05)	—	—

Total Distributions	—		(0.08)	(0.08)	(0.81)

Net Asset Value, End of Period	$28.69		$27.46	$19.10	$25.30

Total Return (4)	4.5	%‡	44.4%	(24.3)%	(5.0)%‡
Net Assets, End of Period (000s)	$34,403		$32,927	$22,807	$44,277
Ratios to Average Net Assets:
Expenses	0.59	%†	0.63%	0.65%	0.66%†
Net investment income	0.29	†	0.66	1.07	1.33 †
Portfolio Turnover Rate	45%		107%	107%	72%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period January 31, 2001 (inception date) to December 31, 2001.
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

International Equity Fund

	Class A Shares
	2004(1)		2003	2002	2001	2000	1999(2)
Net Asset Value, Beginning of Period	$5.86		$5.47	$7.52	$9.60	$12.49	$10.00

Income (Loss) From Operations:
Net investment income (loss) (3)	0.05		0.04	(0.01)	(0.00)#	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.17		0.35	(2.04)	(2.08)	(2.85)	2.52

Total Income (Loss) From Operations	0.22		0.39	(2.05)	(2.08)	(2.89)	2.49

Net Asset Value, End of Period	$6.08		$5.86	$5.47	$7.52	$9.60	$12.49

Total Return (4)	3.8	%‡	7.1%	(27.3)%	(21.7)%	(23.1)%	24.9	%‡
Net Assets, End of Period (000s)	$2,707		$2,946	$4,361	$4,770	$12,472	$2,538
Ratios to Average Net Assets:
Expenses	1.75	%†	1.75%	1.75%	1.75%	1.75%	1.75	%†
Net investment income (loss)	1.62	†	0.72	(0.10)	(0.01)	(0.41)	(1.39	)†
Portfolio Turnover Rate	28%		753%	13%	16%	1%	1%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	$(0.03)		$(0.04)	$(0.10)	$(0.02)	$(0.08)	$(0.08)
Expense ratio	4.47	%†	3.34%	3.17%	1.90%	2.10%	4.36	%†

International Equity Fund

	Class B Shares
	2004(1)		2003	2002	2001	2000	1999(2)
Net Asset Value, Beginning of Period	$5.68		$5.33	$7.38	$9.51	$12.47	$10.00

Income (Loss) From Operations:
Net investment income (loss) (3)	0.03		(0.00)#	(0.06)	(0.07)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	0.17		0.35	(1.99)	(2.06)	(2.83)	2.51

Total Income (Loss) From Operations	0.20		0.35	(2.05)	(2.13)	(2.96)	2.47

Net Asset Value, End of Period	$5.88		$5.68	$5.33	$7.38	$9.51	$12.47

Total Return (4)	3.5	%‡	6.6%	(27.8)%	(22.4)%	(23.7)%	24.7	%‡
Net Assets, End of Period (000s)	$1,505		$1,446	$1,727	$3,040	$4,685	$3,863
Ratios to Average Net Assets:
Expenses	2.50	%†	2.50%	2.50%	2.50%	2.50%	2.50	%†
Net investment income (loss)	0.93	†	(0.08)	(0.88)	(0.83)	(1.19)	(2.30	)†
Portfolio Turnover Rate	28%		753%	13%	16%	1%	1%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	$(0.06)		$(0.11)	$(0.13)	$(0.12)	$(0.17)	$(0.09)
Expense ratio	5.66	%†	4.67%	3.75%	3.12%	2.85%	5.11	%†

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period October 25, 1999 (inception date) to December 31, 1999.
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
#	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

International Equity Fund

	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999(3)
Net Asset Value, Beginning of Period	$5.68		$5.33	$7.38	$9.50	$12.46	$10.00

Income (Loss) From Operations:
Net investment income (loss) (4)	0.03		(0.01)	(0.06)	(0.07)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	0.16		0.36	(1.99)	(2.05)	(2.83)	2.50

Total Income (Loss) From Operations	0.19		0.35	(2.05)	(2.12)	(2.96)	2.46

Net Asset Value, End of Period	$5.87		$5.68	$5.33	$7.38	$9.50	$12.46

Total Return (5)	3.4	%‡	6.6%	(27.8)%	(22.3)%	(23.8)%	24.6	%‡
Net Assets, End of Period (000s)	$1,246		$1,198	$1,450	$2,576	$4,384	$2,441
Ratios to Average Net Assets:
Expenses	2.50	%†	2.50%	2.50%	2.50%	2.50%	2.50	%†
Net investment income (loss)	0.95	†	(0.16)	(0.88)	(0.78)	(1.15)	(2.13	)†
Portfolio Turnover Rate	28%		753%	13%	16%	1%	1%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (4)	$(0.07)		$(0.12)	$(0.13)	$(0.11)	$(0.17)	$(0.09)
Expense ratio	5.70	%†	4.67%	3.75%	2.98%	2.85%	5.09	%†

International Equity Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999(3)
Net Asset Value, Beginning of Period	$5.73		$5.39	$7.39	$9.62	$12.49	$10.00

Income (Loss) From Operations:
Net investment income (loss) (4)	0.06		0.02	0.01	0.04	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.16		0.32	(2.01)	(2.27)	(2.85)	2.51

Total Income (Loss) From Operations	0.22		0.34	(2.00)	(2.23)	(2.87)	2.49

Net Asset Value, End of Period	$5.95		$5.73	$5.39	$7.39	$9.62	$12.49

Total Return (5)	3.8	%‡	6.3%	(27.1)%	(23.2)%	(23.0)%	24.9	%‡
Net Assets, End of Period (000s)	$30		$29	$18	$24	$1,012	$1,262
Ratios to Average Net Assets:
Expenses	1.50	%†	1.50%	1.50%	1.50%	1.50%	1.50	%†
Net investment income (loss)	1.94	†	0.45	0.10	0.41	(0.22)	(0.83	)†
Portfolio Turnover Rate	28%		753%	13%	16%	1%	1%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment income (loss) per share and expense ratios would have been:
Net investment income (loss) per share (4)	$(0.0	4)	$(0.07)	$(0.08)	$0.02	$(0.06)	$(0.07)
Expense ratio	4.65	%†	3.66%	2.93%	1.64%	1.85%	4.05	%†

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	For the period October 25, 1999 (inception date) to December 31, 1999.
(4)	Per share amounts have been calculated using the monthly average shares method.
(5)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund

	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$19.07		$14.69	$18.97	$20.41	$20.70	$22.04

Income (Loss) From Operations:
Net investment income (2)	0.11		0.22	0.19	0.14	0.18	0.21
Net realized and unrealized gain (loss)	0.54		4.38	(4.31)	(1.02)	2.80	2.29

Total Income (Loss) From Operations	0.65		4.60	(4.12)	(0.88)	2.98	2.50

Less Distributions From:
Net investment income	(0.11)		(0.22)	(0.16)	(0.14)	(0.19)	(0.13)
Net realized gains	—		—	—	(0.42)	(3.08)	(3.71)

Total Distributions	(0.11)		(0.22)	(0.16)	(0.56)	(3.27)	(3.84)

Net Asset Value, End of Period	$19.61		$19.07	$14.69	$18.97	$20.41	$20.70

Total Return (3)	3.4	%‡	31.6%	(21.8)%	(4.4)%	14.9%	11.5%
Net Assets, End of Period (000s)	$302,543		$270,317	$185,308	$160,688	$72,445	$32,817
Ratios to Average Net Assets:
Expenses	0.95	%†	0.96%	0.91%	1.03%	1.00%	0.87%
Net investment income	1.17	†	1.32	1.19	0.70	0.85	0.90
Portfolio Turnover Rate	14%		34%	44%	43%	75%	66%

Investors Value Fund

	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$18.70		$14.40	$18.63	$20.09	$20.43	$21.87

Income (Loss) From Operations:
Net investment income (loss) (2)	0.02		0.07	0.02	(0.03)	0.02	0.04
Net realized and unrealized gain (loss)	0.52		4.31	(4.21)	(1.00)	2.77	2.26

Total Income (Loss) From Operations	0.54		4.38	(4.19)	(1.03)	2.79	2.30

Less Distributions From:
Net investment income	(0.02)		(0.08)	(0.04)	(0.01)	(0.05)	(0.03)
Net realized gains	—		—	—	(0.42)	(3.08)	(3.71)

Total Distributions	(0.02)		(0.08)	(0.04)	(0.43)	(3.13)	(3.74)

Net Asset Value, End of Period	$19.22		$18.70	$14.40	$18.63	$20.09	$20.43

Total Return (3)	2.9	%‡	30.5%	(22.5)%	(5.3)%	14.2%	10.6%
Net Assets, End of Period (000s)	$44,415		$49,915	$54,897	$83,335	$80,960	$81,759
Ratios to Average Net Assets:
Expenses	1.83	%†	1.83%	1.85%	1.90%	1.73%	1.61%
Net investment income (loss)	0.26	†	0.45	0.13	(0.17)	0.12	0.16
Portfolio Turnover Rate	14%		34%	44%	43%	75%	66%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
‡	Total return in not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund

	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$18.76		$14.45	$18.69	$20.13	$20.46	$21.88

Income (Loss) From Operations:
Net investment income (loss) (3)	0.03		0.08	0.04	(0.03)	0.02	0.03
Net realized and unrealized gain (loss)	0.53		4.32	(4.24)	(0.98)	2.78	2.30

Total Income (Loss) From Operations	0.56		4.40	(4.20)	(1.01)	2.80	2.33

Less Distributions From:
Net investment income	(0.03)		(0.09)	(0.04)	(0.01)	(0.05)	(0.04)
Net realized gains	—		—	—	(0.42)	(3.08)	(3.71)

Total Distributions	(0.03)		(0.09)	(0.04)	(0.43)	(3.13)	(3.75)

Net Asset Value, End of Period	$19.29		$18.76	$14.45	$18.69	$20.13	$20.46

Total Return (4)	3.0	%‡	30.5%	(22.5)%	(5.2)%	14.2%	10.7%
Net Assets, End of Period (000s)	$70,107		$68,296	$53,052	$72,607	$25,580	$17,883
Ratios to Average Net Assets:
Expenses	1.79	%†	1.79%	1.78%	1.86%	1.74%	1.61%
Net investment income (loss)	0.31	†	0.49	0.22	(0.14)	0.11	0.15
Portfolio Turnover Rate	14%		34%	44%	43%	75%	66%

Investors Value Fund

	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$19.04		$14.66	$18.94	$20.38	$20.69	$22.05

Income (Loss) From Operations:
Net investment income (3)	0.14		0.26	0.23	0.19	0.24	0.26
Net realized and unrealized gain (loss)	0.53		4.39	(4.31)	(1.02)	2.80	2.31

Total Income (Loss) From Operations	0.67		4.65	(4.08)	(0.83)	3.04	2.57

Less Distributions From:
Net investment income	(0.13)		(0.27)	(0.20)	(0.19)	(0.27)	(0.22)
Net realized gains	—		—	—	(0.42)	(3.08)	(3.71)

Total Distributions	(0.13)		(0.27)	(0.20)	(0.61)	(3.35)	(3.93)

Net Asset Value, End of Period	$19.58		$19.04	$14.66	$18.94	$20.38	$20.69

Total Return (4)	3.6	%‡	32.0%	(21.6)%	(4.2)%	15.2%	11.7%
Net Assets, End of Period (000s)	$763,908		$757,230	$493,344	$665,747	$702,394	$662,248
Ratios to Average Net Assets:
Expenses	0.66	%†	0.67%	0.63%	0.74%	0.73%	0.63%
Net investment income	1.45	†	1.60	1.37	0.98	1.12	1.16
Portfolio Turnover Rate	14%		34%	44%	43%	75%	66%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund

	Class Y Shares
	2004(1)		2003	2002	2001(2)

Net Asset Value, Beginning of Period	$19.05		$14.66	$18.94	$19.41

Income (Loss) From Operations:
Net investment income	0.14	*	0.27 *	0.26 *	0.08
Net realized and unrealized gain (loss)	0.54		4.39	(4.34)	(0.46)

Total Income (Loss) From Operations	0.68		4.66	(4.08)	(0.38)

Less Distributions From:
Net investment income	(0.14)		(0.27)	(0.20)	(0.09)

Total Distributions	(0.14)		(0.27)	(0.20)	(0.09)

Net Asset Value, End of Period	$19.59		$19.05	$14.66	$18.94

Total Return (3)	3.6	%‡	32.1%	(21.6)%	(1.9)%‡
Net Assets, End of Period (000s)	$666,150		$554,537	$274,763	$61,002
Ratios to Average Net Assets:
Expenses	0.64	%†	0.66%	0.59%	0.73%†
Net investment income	1.48	†	1.62	1.66	0.98 †
Portfolio Turnover Rate	14%		34%	44%	43%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period July 16, 2001 (inception date) to December 31, 2001.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
*	Per share amounts have been calculated using the monthly average shares method.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund
	Class A Shares
	2004(1)		2003	2002	2001	2000	1999(2)
Net Asset Value, Beginning of Period	$7.44		$6.13	$8.22	$9.37	$11.18	$10.00

Income (Loss) From Operations:
Net investment loss (3)	(0.02)		(0.01)	(0.02)	(0.03)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.00	#	1.32	(2.07)	(1.12)	(1.73)	1.19

Total Income (Loss) From Operations	(0.02)		1.31	(2.09)	(1.15)	(1.79)	1.18

Less Distributions From:
Net realized gains	—		—	—	—	(0.02)	—
Capital	—		—	—	—	(0.00)#	—

Total Distributions	—		—	—	—	(0.02)	—

Net Asset Value, End of Period	$7.42		$7.44	$6.13	$8.22	$9.37	$11.18

Total Return (4)	(0.3	)%‡	21.4%	(25.4)%	(12.3)%	(16.0)%	11.8	%‡
Net Assets, End of Period (000s)	$2,289		$2,259	$973	$2,236	$2,199	$2,070
Ratios to Average Net Assets:
Expenses	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.44	%†
Net investment loss	(0.59	)†	(0.10)	(0.29)	(0.39)	(0.51)	(0.37	)†
Portfolio Turnover Rate	80%		26%	34%	54%	79%	10%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	$(0.07)		$(0.12)	$(0.18)	$(0.09)	$(0.10)	$(0.07)
Expense ratio	2.88	%†	3.16%	3.67%	2.22%	1.88%	4.02	%†

Large Cap Growth Fund
	Class B Shares
	2004(1)		2003	2002	2001	2000	1999(2)
Net Asset Value, Beginning of Period	$7.21		$5.98	$8.09	$9.29	$11.17	$10.00

Income (Loss) From Operations:
Net investment loss (3)	(0.05)		(0.06)	(0.07)	(0.10)	(0.14)	(0.02)
Net realized and unrealized gain (loss)	0.01		1.29	(2.04)	(1.10)	(1.72)	1.19

Total Income (Loss) From Operations	(0.04)		1.23	(2.11)	(1.20)	(1.86)	1.17

Less Distributions From:
Net realized gains	—		—	—	—	(0.02)	—
Capital	—		—	—	—	(0.00)#	—

Total Distributions	—		—	—	—	(0.02)	—

Net Asset Value, End of Period	$7.17		$7.21	$5.98	$8.09	$9.29	$11.17

Total Return (4)	(0.6	)%‡	20.6%	(26.1)%	(12.9)%	(16.6)%	11.7	%‡
Net Assets, End of Period (000s)	$2,821		$3,393	$2,631	$4,117	$6,709	$6,243
Ratios to Average Net Assets:
Expenses	2.20	%†	2.20%	2.20%	2.19%	2.20%	2.21	%†
Net investment loss	(1.35	)†	(0.85)	(1.03)	(1.15)	(1.26)	(1.17	)†
Portfolio Turnover Rate	80%		26%	34%	54%	79%	10%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	$(0.10)		$(0.17)	$(0.23)	$(0.16)	$(0.18)	$(0.08)
Expense ratio	3.68	%†	3.96%	4.44%	2.92%	2.63%	4.73	%†

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	For the period October 25, 1999 (inception date) to December 31, 1999.
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
#	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund

	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999(3)
Net Asset Value, Beginning of Period	$7.22		$5.99	$8.10	$9.30	$11.16	$10.00

Income (Loss) From Operations:
Net investment loss (4)	(0.05)		(0.06)	(0.07)	(0.09)	(0.14)	(0.02)
Net realized and unrealized gain (loss)	(0.00	)#	1.29	(2.04)	(1.11)	(1.70)	1.18

Total Income (Loss) From Operations	(0.05)		1.23	(2.11)	(1.20)	(1.84)	1.16

Less Distributions From:
Net realized gains	—		—	—	—	(0.02)	—
Capital	—		—	—	—	(0.00)#	—

Total Distributions	—		—	—	—	(0.02)	—

Net Asset Value, End of Period	$7.17		$7.22	$5.99	$8.10	$9.30	$11.16

Total Return (5)	(0.7	)%‡	20.5%	(26.1)%	(12.9)%	(16.5)%	11.6	%‡
Net Assets, End of Period (000s)	$2,923		$3,787	$2,786	$3,366	$2,362	$1,234
Ratios to Average Net Assets:
Expenses	2.20	%†	2.20%	2.20%	2.19%	2.20%	2.19	%†
Net investment loss	(1.37	)†	(0.85)	(1.01)	(1.14)	(1.27)	(1.14	)†
Portfolio Turnover Rate	80%		26%	34%	54%	79%	10%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (4)	$(0.10)		$(0.17)	$(0.22)	$(0.16)	$(0.18)	$(0.08)
Expense ratio	3.73	%†	4.01%	4.48%	2.95%	2.63%	4.71	%†

Large Cap Growth Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999(6)
Net Asset Value, Beginning of Period	$7.43		$6.10	$8.17	$9.40	$11.18	$10.00

Income (Loss) From Operations:
Net investment income (loss) (4)	(0.01)		0.01	(0.00)#	(0.02)	(0.03)	(0.00	)#
Net realized and unrealized gain (loss)	0.00	#	1.32	(2.07)	(1.21)	(1.73)	1.18

Total Income (Loss) From Operations	(0.01)		1.33	(2.07)	(1.23)	(1.76)	1.18

Less Distributions From:
Net realized gains	—		—	—	—	(0.02)	—
Capital	—		—	—	—	(0.00)#	—

Total Distributions	—		—	—	—	(0.02)	—

Net Asset Value, End of Period	$7.42		$7.43	$6.10	$8.17	$9.40	$11.18

Total Return (5)	(0.1	)%‡	21.8%	(25.3)%	(13.1)%	(15.7)%	11.8	%‡
Net Assets, End of Period (000s)	$57		$38	$11	$20	$1,626	$1,917
Ratios to Average Net Assets:
Expenses	1.20	%†	1.20%	1.21%	1.19%	1.20%	1.21	%†
Net investment income (loss)	(0.32	)†	0.17	(0.04)	(0.18)	(0.25)	(0.11	)†
Portfolio Turnover Rate	80%		26%	34%	54%	79%	10%
Before applicable waiver of management fee and expenses absorbed by SBAM, net investment loss per share and expense ratios would have been:
Net investment loss per share (4)	$(0.07)		$(0.13)	$(0.16)	$(0.07)	$(0.07)	$(0.07)
Expense ratio	2.67	%†	3.33%	3.42%	1.76%	1.62%	3.88	%†

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	For the period October 25, 1999 (inception date) to December 31, 1999.
(4)	Per share amounts have been calculated using the monthly average shares method.
(5)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)	For the period October 26, 1999 (inception date) to December 31, 1999.
#	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund

	Class A Shares
	2004(1)		2003	2002		2001	2000	1999
Net Asset Value, Beginning of Period	$13.45		$8.91	$13.29		$14.23	$17.23	$11.59

Income (Loss) From Operations:
Net investment income (loss) (2)	(0.02)		(0.07)	0.02		0.02	(0.04)	(0.07)
Net realized and unrealized gain (loss)	0.37		4.61	(4.39)		(0.96)	2.55	6.63

Total Income (Loss) From Operations	0.35		4.54	(4.37)		(0.94)	2.51	6.56

Less Distributions From:
Net realized gains	—		—	(0.01)		—	(5.51)	(0.92)

Total Distributions	—		—	(0.01)		—	(5.51)	(0.92)

Net Asset Value, End of Period	$13.80		$13.45	$ 8.91		$13.29	$14.23	$17.23

Total Return (3)	2.6	%‡	51.0%	(32.9)%		(6.6)%	14.1%	57.5%
Net Assets, End of Period (000s)	$269,996		$261,492	$151,393		$198,068	$178,307	$167,281
Ratios to Average Net Assets:
Expenses	1.27	%†	1.29%	0.91%		1.30%	1.39%	1.37%
Net investment income (loss)	(0.27	)†	(0.65)	0.20		0.15	(0.25)	(0.52)
Portfolio Turnover Rate	61%		143%	84%		97%	123%	142%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment loss per share and expense ratios would have been:
Net investment loss per share (2)	N/A		N/A	$(0.0	1)	N/A	N/A	$(0.08)
Expense ratio	N/A		N/A	1.18%		N/A	N/A	1.40%

Small Cap Growth Fund
	Class B Shares
	2004(1)		2003	2002		2001	2000	1999
Net Asset Value, Beginning of Period	$12.74		$8.51	$12.82		$13.85	$17.01	$11.55

Income (Loss) From Operations:
Net investment loss (2)	(0.07)		(0.14)	(0.08)		(0.07)	(0.17)	(0.17)
Net realized and unrealized gain (loss)	0.35		4.37	(4.22)		(0.96)	2.52	6.55

Total Income (Loss) From Operations	0.28		4.23	(4.30)		(1.03)	2.35	6.38

Less Distributions From:
Net realized gains	—		—	(0.01)		—	(5.51)	(0.92)

Total Distributions	—		—	(0.01)		—	(5.51)	(0.92)

Net Asset Value, End of Period	$13.02		$12.74	$ 8.51		$12.82	$13.85	$17.01

Total Return (3)	2.2	%‡	49.7%	(33.6)%		(7.4)%	13.2%	56.2%
Net Assets, End of Period (000s)	$34,640		$40,560	$45,653		$77,964	$132,219	$124,560
Ratios to Average Net Assets:
Expenses	2.12	%†	2.13%	1.87%		2.14%	2.14%	2.12%
Net investment loss	(1.12	)†	(1.43)	(0.76)		(0.59)	(1.00)	(1.23)
Portfolio Turnover Rate	61%		143%	84%		97%	123%	142%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment loss per share and expense ratios would have been:
Net investment loss per share (2)	N/A		N/A	$(0.11)		N/A	N/A	$(0.17)
Expense ratio	N/A		N/A	2.14%		N/A	N/A	2.15%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.83		$8.57	$12.86	$13.88	$17.04	$11.56

Income (Loss) From Operations:
Net investment loss (3)	(0.07)		(0.15)	(0.05)	(0.08)	(0.17)	(0.17)
Net realized and unrealized gain (loss)	0.35		4.41	(4.23)	(0.94)	2.52	6.57

Total Income (Loss) From Operations	0.28		4.26	(4.28)	(1.02)	2.35	6.40

Less Distributions From:
Net realized gains	—		—	(0.01)	—	(5.51)	(0.92)

Total Distributions	—		—	(0.01)	—	(5.51)	(0.92)

Net Asset Value, End of Period	$13.11		$12.83	$8.57	$12.86	$13.88	$17.04

Total Return (4)	2.2	%‡	49.7%	(33.3)%	(7.4)%	13.2%	56.3%
Net Assets, End of Period (000s)	$53,675		$52,044	$32,369	$27,288	$16,468	$14,285
Ratios to Average Net Assets:
Expenses	2.05	%†	2.06%	1.61%	2.07%	2.14%	2.14%
Net investment loss	(1.04	)†	(1.43)	(0.50)	(0.67)	(1.00)	(1.22)
Portfolio Turnover Rate	61%		143%	84%	97%	123%	142%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment loss per share and expense ratios would have been:
Net investment loss per share (3)	N/A		N/A	$(0.08)	N/A	N/A	$(0.17)
Expense ratio	N/A		N/A	1.89%	N/A	N/A	2.18%

Small Cap Growth Fund
	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$13.63		$9.01	$13.42	$14.34	$17.29	$11.60

Income (Loss) From Operations:
Net investment income (loss) (3)	0.00	#	(0.03)	0.03	0.05	(0.00)#	(0.06)
Net realized and unrealized gain (loss)	0.37		4.65	(4.43)	(0.97)	2.56	6.67

Total Income (Loss) From Operations	0.37		4.62	(4.40)	(0.92)	2.56	6.61

Less Distributions From:
Net realized gains	—		—	(0.01)	—	(5.51)	(0.92)

Total Distributions	—		—	(0.01)	—	(5.51)	(0.92)

Net Asset Value, End of Period	$14.00		$13.63	$9.01	$13.42	$14.34	$17.29

Total Return (4)	2.7	%‡	51.3%	(32.8)%	(6.4)%	14.4%	57.9%
Net Assets, End of Period (000s)	$2,752		$835	$505	$595	$621	$67
Ratios to Average Net Assets:
Expenses	1.04	%†	1.09%	0.77%	1.10%	1.17%	1.24%
Net investment income (loss)	0.05	†	(0.29)	0.30	0.37	(0.01)	(0.49)
Portfolio Turnover Rate	61%		143%	84%	97%	123%	142%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment loss per share and expense ratios would have been:
Net investment income (loss) per share (3)	N/A		N/A	$0.01	N/A	N/A	$(0.06)
Expense ratio	N/A		N/A	1.01%	N/A	N/A	1.27%

(1)	Effective April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Per share amounts have been calculated using the monthly average shares method.
(4)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
#	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

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Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT

PFPC Inc.

P.O. Box 9764

Providence, Rhode Island 02940-9764

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

DIRECTORS

Andrew L. Breech*,***

Carol L. Colman

Daniel P. Cronin**

William R. Dill*,***

Leslie H. Gelb**

R. Jay Gerken, CFA

William R. Hutchinson

Clifford M. Kirtland, Jr.*,***

Louis P. Mattis*,***

Dr. Riordan Roett**

Jeswald W. Salacuse**

Thomas F. Schlafly*,***

OFFICERS

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

OFFICERS (continued)

Frances M. Guggino

Chief Financial Officer and Treasurer

Robert E. Amodeo**

Executive Vice President

Charles K. Bardes**

Executive Vice President

Kevin Caliendo***,****

Executive Vice President

James E. Craige, CFA**

Executive Vice President

Thomas K. Flanagan, CFA**

Executive Vice President

John G. Goode**

Executive Vice President

Peter J. Hable**

Executive Vice President

Kevin Kennedy**

Executive Vice President

Roger M. Lavan, CFA**

Executive Vice President

Mark J. McAllister*,**

Executive Vice President

Beth A. Semmel, CFA**

Executive Vice President

Peter J. Wilby, CFA**

Executive Vice President

George J. Williamson**

Executive Vice President

Thomas A. Croak**

Executive Vice President

Robert M. Donahue, JR.***

Executive Vice President

Maureen O’Callaghan**

Executive Vice President

Andrew Beagley

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer*****

Joseph T. Volpe

Controller

Robert I. Frenkel

Secretary and Chief Legal Officer

*	Salomon Brothers Investors Value Fund Inc only.
**	Salomon Brothers Series Funds Inc only.
***	Salomon Brothers Capital Fund Inc only.
****	As of July 15, 2004.
*****	Chief Compliance Officer as of July 26, 2004 for Salomon Brothers Capital Fund Inc and Salomon Brothers Investors Value Fund Inc. Chief Compliance Officer as of July 29, 2004 for Salomon Brothers Series Funds Inc.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series — All Cap Value Fund, Balanced Fund, Capital Fund, International Equity Fund, Investors Value Fund, Large Cap Growth Fund and Small Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This document must be preceded or accompanied by a free prospectus. Investors should consider the funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest or send money.

Beginning August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Funds (toll-free) at 1-800-446-1013 and by visiting the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

www.sbam.com

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSEQSEMI 6/04

04-7056

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date: September 9, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Series Funds Inc

Date: September 9, 2004